JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 96.1% (a)
Alabama — 4.0%
Alabama Federal Aid Highway Finance Authority
Series 2015, Rev., 4.00%, 9/1/2024 (b)	46,810,000	46,815,261
Series 2015, Rev., 5.00%, 9/1/2024 (b)	535,000	536,343
Series A, Rev., 5.00%, 9/1/2025 (b)	100,000	101,794
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	1,290,000	1,331,812
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	310,274
Series 2014-B, Rev., 5.00%, 1/1/2027	45,000	45,026
Alabama Public School and College Authority, Capital Improvement
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	40,000
Series 2014-B, Rev., 5.00%, 1/1/2025	100,000	100,077
Series 2014-A, Rev., 5.00%, 2/1/2025	35,000	35,028
Series 2020 A, Rev., 5.00%, 11/1/2025	135,000	137,883
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital of Alabama
Series 2015, Rev., 5.00%, 6/1/2024	385,000	385,000
Series 2015, Rev., 5.00%, 6/1/2029	85,000	85,834
Auburn University
Series 2014A, Rev., 5.00%, 6/1/2024	240,000	240,000
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	60,000	60,000
Series 2016A, Rev., 5.00%, 6/1/2025	550,000	558,107
Birmingham Airport Authority
Rev., 5.00%, 7/1/2024	60,000	60,045
Rev., 5.00%, 7/1/2026	20,000	20,598
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	25,000,000	24,976,092
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	59,864
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.97%, 6/7/2024 (d)	25,575,000	25,699,811
City of Hoover, Warrants GO, 2.00%, 3/1/2025	30,000	29,402
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025	45,000	45,609
City of Huntsville, Warrants, Water Revenue Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,418,600
City of Tuscaloosa Series 2019A, GO, 4.00%, 7/1/2024	35,000	35,004
County of Jefferson Series 2024, Rev., 5.00%, 10/1/2026	800,000	821,954
County of Mobile, Warrants GO, 5.00%, 8/1/2025 (b)	25,000	25,403
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	96,601
Montgomery Water Works and Sanitary Sewer Board Series 2019-A, Rev., 5.00%, 9/1/2025	35,000	35,584
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2024	1,160,000	1,160,886
University of Alabama (The)
Series 2012-A, Rev., 5.00%, 7/1/2024	310,000	310,232
Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	50,039
Series 2017A, Rev., 5.00%, 7/1/2024	50,000	50,037
Total Alabama		105,678,200
Alaska — 1.8%
Alaska Housing Finance Corp., General Mortgage Series 2019A, Rev., 1.50%, 6/1/2024	305,000	305,000
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.85%, 6/12/2024 (c)	30,000,000	30,000,000
Alaska Housing Finance Corp., State Capital project Series II 2014D, Rev., 5.00%, 12/1/2024 (b)	25,000	25,157
Alaska Housing Finance Corp., State Capital Project
Series II 2015 C, Rev., 5.00%, 6/1/2024	135,000	135,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Series II 2015A, Rev., 5.00%, 6/1/2024	20,000	20,000
Series II 2017 C, Rev., 5.00%, 6/1/2024	140,000	140,000
Series 2014D-II, Rev., 5.00%, 12/1/2024	2,800,000	2,813,999
Series II 2014D, Rev., 5.00%, 12/1/2024 (b)	50,000	50,313
Series II 2015A, Rev., 5.00%, 6/1/2025 (b)	125,000	126,782
Alaska Municipal Bond Bank Authority
Series 2012-2, Rev., 5.00%, 9/1/2024	60,000	60,046
Series 1, Rev., 5.00%, 12/1/2024	355,000	356,625
Series 1, Rev., 5.00%, 12/1/2025	480,000	488,021
Series 3, Rev., 5.00%, 12/1/2026	55,000	56,683
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	560,000	561,214
Rev., 5.00%, 9/1/2025	325,000	329,682
Rev., 5.25%, 9/1/2026	210,000	214,036
Rev., 5.25%, 9/1/2027	1,845,000	1,879,778
Series 2015, Rev., 5.25%, 9/1/2028	3,235,000	3,295,979
Borough of Matanuska-Susitna, State of Alaska Department of Administration Series 2015, Rev., 5.25%, 9/1/2029	815,000	829,964
Borough of North Slope Series 2020A, GO, 5.00%, 6/30/2025	330,000	334,886
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	4,925,000	4,955,873
Municipality of Anchorage
Series B, GO, 5.00%, 9/1/2025	90,000	91,736
Series D, GO, 5.00%, 9/1/2025	45,000	45,868
State of Alaska
Series 2016 B, GO, 5.00%, 8/1/2025	35,000	35,566
Series 2023A, GO, 5.00%, 8/1/2025	80,000	81,293
Series 2015B, GO, 5.00%, 8/1/2028	260,000	263,873
Series 2016B, GO, 5.00%, 8/1/2028	40,000	40,610
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2028	20,000	20,253
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2025	500,000	505,697
Total Alaska		48,063,934
Arizona — 2.9%
Arizona Board of Regents
Series 2015B, Rev., 5.00%, 7/1/2025	125,000	127,078
Series 2016 A, Rev., 5.00%, 7/1/2025	115,000	116,912
Series 2015B, Rev., 5.00%, 7/1/2026	45,000	45,737
Arizona Department of Transportation State Highway Fund Series 2015, Rev., 5.00%, 7/1/2024 (b)	75,000	75,048
Arizona Health Facilities Authority, Banner Health
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.14%, 6/13/2024 (b) (d)	1,500,000	1,500,995
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.14%, 6/13/2024 (d)	7,900,000	7,805,136
Series 2015 A, Rev., 5.00%, 1/1/2025	35,000	35,231
Arizona Health Facilities Authority, Phoenix Children's Hospital Series 2013B, Rev., 5.00%, 2/1/2026	1,065,000	1,065,494
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals
Series 2014A, Rev., 5.00%, 12/1/2024	120,000	120,576
Series 2014A, Rev., 5.00%, 12/1/2026	50,000	50,277
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2019A, Rev., 5.00%, 11/1/2024	95,000	95,311
Arizona Transportation Board Rev., GAN, 5.00%, 7/1/2025	150,000	152,485

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2025	145,000	147,402
Series 2014, Rev., 5.00%, 7/1/2025	45,000	45,069
Chandler Industrial Development Authority, Intel Corp. Project Series 2019, Rev., AMT, VRDO, 5.00%, 6/3/2024 (c)	9,800,000	9,800,000
City of Buckeye, Excise Tax Series 2015, Rev., 5.00%, 7/1/2024	25,000	25,019
City of Chandler Series 2014, GO, 5.00%, 7/1/2024	100,000	100,079
City of Glendale Series 2023, GO, 5.00%, 7/1/2025	25,000	25,403
City of Glendale Water and Sewer Series 2015, Rev., 5.00%, 7/1/2026	325,000	329,740
City of Glendale, Senior Excise Tax Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,545
City of Goodyear, Water and Sewer Series 2020, Rev., AGM, 5.00%, 7/1/2024	25,000	25,019
City of Mesa
Series 2006, Rev., AGM-CR, 5.00%, 7/1/2024	25,000	25,020
Series 2013, Rev., 5.00%, 7/1/2024	110,000	110,079
Series 2021, GO, 5.00%, 7/1/2025	25,000	25,416
City of Mesa Utility System Series 2020, Rev., 5.00%, 7/1/2024	35,000	35,026
City of Peoria Water and Wastewater Series 2020A, Rev., 5.00%, 7/15/2025	125,000	127,034
City of Phoenix
Series 2014, GO, 4.00%, 7/1/2024	35,000	34,998
Series 2014, GO, 4.00%, 7/1/2024 (b)	130,000	129,988
Series 2016, GO, 4.00%, 7/1/2026	275,000	278,054
City of Phoenix Civic Improvement Corp.
Series 2001, Rev., NATL - RE, 5.50%, 7/1/2024	35,000	35,041
Series 2020 A, Rev., 5.00%, 7/1/2025	435,000	441,779
Series A, Rev., 5.00%, 7/1/2025	205,000	208,325
Series B, Rev., 5.00%, 7/1/2025	25,000	25,405
Series B, Rev., 5.00%, 7/1/2026	230,000	237,127
Series 2015A, Rev., 5.00%, 7/1/2027	200,000	202,702
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Rev., 5.00%, 7/1/2024	230,000	230,147
Series 2016, Rev., 5.00%, 7/1/2024	20,000	20,017
City of Scottsdale Series 2015, GO, 4.00%, 7/1/2024	35,000	35,003
City of Tempe Series B, GO, 4.00%, 7/1/2025	75,000	75,430
City of Tucson Water System Series 2015, Rev., 5.00%, 7/1/2025	100,000	101,611
County of Maricopa Series 2018A, COP, 5.00%, 7/1/2024	995,000	995,785
County of Maricopa, Sun Health Corp. Series 2005, Rev., 5.00%, 10/1/2024 (b)	195,000	195,658
County of Navajo Rev., 4.00%, 7/1/2025	20,000	20,075
County of Pima Rev., 5.00%, 7/1/2024	75,000	75,051
County of Pima, Sewer System
Series 2016, Rev., 5.00%, 7/1/2024 (b)	25,000	25,019
Series 2019, Rev., 5.00%, 7/1/2024	25,000	25,016
Rev., 5.00%, 7/1/2025	60,000	60,999
County of Yuma Series 2022, Rev., 5.00%, 7/15/2024	100,000	100,119
Maricopa County Elementary School District No. 45 Fowler Series 2019D, GO, 5.00%, 7/1/2024	125,000	125,095
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (c)	350,000	351,270
Series 2016 A, Rev., 5.00%, 1/1/2025	75,000	75,495
Series 2019 D, Rev., 5.00%, 5/15/2026 (c)	2,065,000	2,108,856
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,340,000	5,453,409

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 4 Mesa Series 2019A, GO, 5.00%, 7/1/2025	30,000	30,471
Maricopa County Unified School District No. 4 Mesa, Project of 2018
Series 2021 D, GO, 5.00%, 7/1/2025	20,000	20,314
Series 2022 E, GO, 5.00%, 7/1/2025	40,000	40,628
Maricopa County Unified School District No. 41 Gilbert Series 2019C, GO, 5.00%, 7/1/2024	65,000	65,061
Maricopa County Unified School District No. 60 Higley Series 2015, GO, AGM, 5.00%, 7/1/2025	75,000	76,129
Maricopa County Unified School District No. 69 Paradise Valley Series 2018D, GO, 5.00%, 7/1/2024	85,000	85,067
Maricopa County Unified School District No. 95 Queen Creek Series 2018, GO, 5.00%, 7/1/2024	25,000	25,022
Maricopa County Unified School District No. 97-Deer Valley Series 2020A, GO, 5.00%, 7/1/2024	25,000	25,019
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2013 Series 2018 D, GO, 5.00%, 7/1/2024	120,000	120,091
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2019 Series 2022 B, GO, 5.00%, 7/1/2024	25,000	25,019
Pima County Regional Transportation Authority, Excise Tax Rev., 5.00%, 6/1/2024	60,000	60,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.92%, 6/12/2024 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District Series 2017A, Rev., 5.00%, 1/1/2025	40,000	40,324
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 12/1/2045	30,000,000	30,442,449
Scottsdale Municipal Property Corp.
Series 2017, Rev., 4.00%, 7/1/2024	200,000	200,023
Series 2015, Rev., 5.00%, 7/1/2025 (b)	30,000	30,493
State of Arizona
COP, 5.00%, 9/1/2025 (b)	105,000	106,627
COP, 5.00%, 9/1/2025	95,000	96,684
Series 2019A, COP, 5.00%, 10/1/2025 (b)	790,000	805,681
University of Arizona (The)
Series 2016, Rev., 5.00%, 6/1/2024	420,000	420,000
Series 2016A, Rev., 5.00%, 6/1/2024	225,000	225,000
Series 2018 B, Rev., 5.00%, 6/1/2024	30,000	30,000
Series 2021 A, Rev., 5.00%, 6/1/2024	40,000	40,000
Series 2021 B, Rev., 5.00%, 6/1/2024	50,000	50,000
Western Maricopa Education Center District No. 402 Series 2017A, GO, 5.00%, 7/1/2024	45,000	45,028
Total Arizona		77,818,735
Arkansas — 0.2%
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2025	70,000	71,343
Springdale School District No. 50 Series B, GO, 5.00%, 6/1/2024	120,000	120,000
University of Arkansas, Various Facilities Fayetteville Series 2015A, Rev., 5.00%, 11/1/2024 (b)	6,060,000	6,086,816
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	76,969
Total Arkansas		6,355,128
California — 1.6%
Antelope Valley Community College District GO, 5.00%, 2/15/2025 (b)	70,000	70,793
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2024	40,000	40,141
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,811
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,118,363
California Educational Facilities Authority Series 2009C, Rev., 5.25%, 10/1/2024 (b)	25,000	25,127

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority Series 2019 C, Rev., 5.00%, 10/1/2025 (b) (c)	65,000	66,290
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	375,000	377,520
California Health Facilities Financing Authority, EL Camino Hospital Series 2017, Rev., 5.00%, 2/1/2025	30,000	30,262
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 5.00%, 10/1/2024	75,000	75,182
California Health Facilities Financing Authority, St. Joseph Health System
Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	275,000	274,678
Series 2013 A, Rev., 5.00%, 7/1/2025	105,000	105,043
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	645,000	651,368
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,078
California Infrastructure and Economic Development Bank Series 2003 A, Rev., FGIC, 5.00%, 7/1/2024 (b)	45,000	45,042
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (c) (e)	7,580,000	7,579,974
California Infrastructure and Economic Development Bank, Colburn School (The) Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.79%, 6/13/2024 (d)	28,500,000	28,511,218
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,145
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,098
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,146
City of San Francisco, Public Utilities Commission Water Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	30,161
City of Torrance COP, 5.00%, 6/1/2024 (b)	45,000	45,000
City of Vernon, Electric System
Series 2021 A, Rev., 5.00%, 10/1/2024	275,000	275,605
Series 2021A, Rev., 5.00%, 10/1/2025	200,000	202,258
Series 2021 A, Rev., 5.00%, 4/1/2026	25,000	25,406
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	26,247
County of Sacramento Airport System Series 2020, Rev., 5.00%, 7/1/2024 (b)	25,000	25,016
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	51,378
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	41,215
Golden State Tobacco Securitization Corp. Series 2015A, Rev., 5.00%, 6/1/2025 (b)	25,000	25,420
Grossmont Healthcare District Series C, GO, 5.00%, 7/15/2024	25,000	25,028
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	25,026
Livermore Valley Joint Unified School District Series 2014, GO, 5.00%, 8/1/2024 (b)	75,000	75,139
Los Angeles Community College District Series 2015A, GO, 5.00%, 8/1/2024 (b)	40,000	40,087
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	109,850
Oakland Unified School District Series 2016, GO, 5.00%, 8/1/2024 (b)	30,000	30,053
Old Adobe Union School District Series B, GO, 5.25%, 8/1/2024 (b)	130,000	130,304
Orange County Transportation Authority Rev., BAN, 5.00%, 10/15/2024 (b)	265,000	266,375
Orange County Water District Series 2021A, COP, 4.00%, 2/15/2025	175,000	175,497
Oxnard School District Series D, GO, AGM, 5.00%, 8/1/2025 (b) (c)	20,000	20,380
Padre Dam Municipal Water District Series 2017A, COP, 5.00%, 10/1/2024	50,000	50,195
Poway Public Financing Authority Series 2023 A, Rev., 5.00%, 6/1/2024	50,000	50,000
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	335,000	338,680
San Francisco City and County Airport Commission, San Francisco International Airport Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,110
San Joaquin Hills Transportation Corridor Agency, Senior Lien Series 2014A, Rev., 5.00%, 1/15/2025 (b)	30,000	30,286
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Series 1993, Rev., Zero Coupon, 1/1/2025 (b)	120,000	117,540
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	45,382
Sanger Public Financing Authority Series 2014, Rev., AGM, 4.00%, 6/15/2024 (b)	20,000	20,399

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Sequoia Union High School District GO, 5.00%, 7/1/2024 (b)	40,000	40,034
Sonoma Valley Unified School District Series 2015A, GO, 5.00%, 8/1/2025 (b)	35,000	35,664
State of California GO, 5.00%, 7/1/2024	75,000	75,061
State of California Department of Water Resources Series AS, Rev., 5.00%, 12/1/2024 (b)	30,000	30,219
State of California, Various Purpose GO, 5.00%, 10/1/2025	1,755,000	1,791,416
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	30,028
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	55,526
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	30,580
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2024	25,000	25,137
Total California		43,713,981
Colorado — 1.3%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.00%, 12/15/2024	30,000	30,031
Series 2014B, GO, 5.00%, 12/15/2024	20,000	20,152
Adams County School District No. 14 Series 2015, GO, 5.00%, 12/1/2024 (b)	20,000	20,125
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	49,670
Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	90,000	90,938
City and County of Broomfield, Sales and Use Tax
Series 2017, Rev., 5.00%, 12/1/2024	40,000	40,253
Series A, Rev., 5.00%, 12/1/2024	180,000	180,178
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,090,212
Series 2024B, GO, 5.00%, 8/1/2026	955,000	986,874
City and County of Denver Airport System Series 2020A-2, Rev., 5.00%, 11/15/2025	80,000	81,754
City and County of Denver Pledged Excise Tax Series 2016 A, Rev., 5.00%, 8/1/2026	60,000	61,869
City and County of Denver, Airport System
Series B, Rev., 5.00%, 11/15/2024	160,000	160,939
Series 2016 A, Rev., 5.00%, 11/15/2025	80,000	81,754
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,818,263
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,068,101
City of Arvada, Sales and Use Tax Series 2019, Rev., 5.00%, 12/1/2024	25,000	25,154
City of Aurora
Series 2016, Rev., 5.00%, 8/1/2025	225,000	229,144
COP, 5.00%, 12/1/2027	60,000	63,263
City of Colorado Springs Series 2020 C, Rev., 5.00%, 11/15/2027	20,000	21,080
City of Colorado Springs Utilities System
Series 2015A, Rev., 5.00%, 11/15/2025	350,000	357,932
Series 2020A, Rev., 5.00%, 11/15/2025	80,000	81,813
City of Colorado Springs, Utilities System Improvement Series 2020 C, Rev., 5.00%, 11/15/2024	20,000	20,122
City of Northglenn Series 2017, COP, 5.00%, 12/1/2024	70,000	70,425
City of Westminster Sales and Use Tax Series 2015, Rev., 5.00%, 12/1/2024	50,000	50,304
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	590,000	608,311
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,313,625
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	578,237
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	370,000	379,668

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Children's Hospital Colorado Project
Series C, Rev., 5.00%, 12/1/2024	75,000	75,331
Series C, Rev., 5.00%, 12/1/2026	85,000	86,988
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2025	175,000	177,480
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	348,442
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,215,202
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,190,542
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group
Series 2022A, Rev., 5.00%, 11/1/2024	190,000	190,786
Series 2022A, Rev., 5.00%, 11/1/2028	700,000	737,075
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	350,000	351,876
Series 2016, Rev., 4.00%, 5/15/2026 (b)	70,000	70,375
Series 2016, Rev., 5.00%, 5/15/2026 (b)	20,000	20,480
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	155,000	164,950
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,218,883
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2024 (b)	200,000	200,000
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	250,000	253,077
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
Series 2020, COP, 5.00%, 9/1/2024	140,000	140,385
Series 2014A, COP, 5.00%, 11/1/2025	315,000	321,683
Colorado State Education Loan Program Series 2023A, Rev., TRAN, 5.00%, 6/28/2024	490,000	490,234
County of Boulder, Flood Reconstruction Project Series 2021A, COP, 5.00%, 12/1/2024	125,000	125,827
County of El Paso Series 2020, COP, 5.00%, 12/1/2024	50,000	50,331
Denver City and County School District No. 1
Series 2017A, COP, 5.00%, 12/1/2024	25,000	25,152
Series 2022 A, GO, 5.00%, 12/1/2024	35,000	35,218
E-470 Public Highway Authority Series 2020 A, Rev., 5.00%, 9/1/2026	75,000	77,269
El Paso County School District No. 38 Lewis-Palmer Series 2012, GO, 5.00%, 12/1/2024	375,000	377,462
El Paso County School District No. 49 Falcon
COP, 5.00%, 12/15/2024	40,000	40,252
Series 2017 A, COP, 5.00%, 12/15/2024	25,000	25,158
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,577
Larimer County School District No. R-1 Poudre Series 2018, GO, 5.00%, 12/15/2024	170,000	171,215
Mesa County Valley School District No. 51 Grand Junction Series 2011, GO, 5.00%, 12/1/2024	40,000	40,243
Platte River Power Authority Series JJ, Rev., 5.00%, 6/1/2025	20,000	20,297
Regional Transportation District
COP, 5.00%, 6/1/2025	20,000	20,287
Series 2015 A, COP, 5.00%, 6/1/2026	155,000	156,836
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2024	300,000	300,168
Series 2020A, Rev., 5.00%, 7/15/2025	205,000	207,046
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2024	475,000	478,501
Series 2022, COP, 6.00%, 12/15/2024	60,000	60,756
Series 2020A, COP, 5.00%, 9/1/2025	60,000	61,152

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2018 A, COP, 5.00%, 12/15/2025	20,000	20,478
Series 2018L, COP, 5.00%, 3/15/2027	105,000	109,198
State of Colorado Department of Transportation Series 2016, COP, 5.00%, 6/15/2024	90,000	90,029
Town of Castle Rock, Sales and Use Tax Rev., 5.00%, 6/1/2025	25,000	25,344
University of Colorado, Enterprise System
Series B-1, Rev., 4.00%, 6/1/2024 (b)	25,000	25,000
Series A, Rev., 5.00%, 6/1/2024 (b)	830,000	830,000
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2025	315,000	319,735
Series A, Rev., 5.00%, 6/1/2025 (b)	30,000	30,442
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	113,245
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	5,922,673
Series 2017A-2, Rev., 5.00%, 6/1/2028	25,000	26,513
University of Colorado, Hospital Authority Series 2019C, Rev., 5.00%, 11/15/2024 (c)	50,000	50,014
Weld County School District No. RE-4 Series 2015, GO, 4.00%, 12/1/2024	45,000	45,053
Total Colorado		34,740,451
Connecticut — 0.8%
City of Danbury Series 2024, GO, BAN, 5.00%, 9/24/2024 (e)	11,600,000	11,630,237
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2024	650,000	649,284
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	117,929
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series E, Rev., 5.00%, 7/1/2024	50,000	50,029
Connecticut State Health and Educational Facilities Authority, Yale University
Series 2015 A, Rev., 0.38%, 7/12/2024 (c)	75,000	74,596
Series 2017 C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	63,536
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	100,000	100,057
South Central Connecticut Regional Water Authority
Series 29, Rev., 5.00%, 8/1/2024	65,000	65,052
Series 2007-12 A, Rev., NATL - RE, 5.25%, 8/1/2024	50,000	50,110
State of Connecticut
Series F, GO, 5.00%, 11/15/2024	25,000	25,146
Series 2014C, GO, 5.00%, 6/15/2025	150,000	152,305
Series 2016 D, GO, 5.00%, 8/15/2025	100,000	101,790
Series 2014E, GO, 4.00%, 9/1/2027	75,000	74,843
Series 2022E, GO, 5.00%, 11/15/2028	35,000	37,375
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 3.88%, 6/13/2024 (d)	175,000	175,569
State of Connecticut, Special Tax
Series A, Rev., 5.00%, 8/1/2025	75,000	76,401
Series A, Rev., 5.00%, 9/1/2025	250,000	255,015
Series 2021D, Rev., 5.00%, 11/1/2025	250,000	255,720
Series 2021 A, Rev., 5.00%, 5/1/2026	20,000	20,602
Series 2022A, Rev., 5.00%, 7/1/2026	25,000	25,745
Series B, Rev., 5.00%, 8/1/2026	40,000	40,595
Series A, Rev., 5.00%, 9/1/2029	60,000	61,498
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2018 B, Rev., 5.00%, 10/1/2024	115,000	115,510
Series 2018C, Rev., 5.00%, 10/1/2024	85,000	85,377

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Town of Wolcott GO, BAN, 4.25%, 2/11/2025	6,500,000	6,512,021
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,233
Total Connecticut		20,841,575
Delaware — 0.1%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	690,404
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	985,000	1,016,989
State of Delaware
Series 2014B, GO, 5.00%, 7/1/2024	190,000	190,176
Series 2023 B, GO, 5.00%, 8/1/2025	45,000	45,820
University of Delaware
Series 2015, Rev., 5.00%, 5/1/2025 (b)	125,000	126,548
Series 2019, Rev., 5.00%, 11/1/2025	100,000	102,185
Total Delaware		2,172,122
District of Columbia — 1.5%
District of Columbia
Series D, GO, 5.00%, 6/1/2024	45,000	45,000
Series E, GO, 5.00%, 6/1/2024	100,000	100,000
Series 2015A, GO, 5.00%, 6/1/2025	385,000	390,951
Series D, GO, 5.00%, 6/1/2025	850,000	863,138
Series E, GO, 5.00%, 6/1/2025	30,000	30,464
Series 2019 A, GO, 5.00%, 10/15/2025	60,000	61,270
Series 2023 B, GO, 5.00%, 6/1/2026	25,000	25,778
Series 2015A, GO, 5.00%, 6/1/2027	260,000	264,325
District of Columbia Housing Finance Agency, Multifamily Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	5,900,000	5,968,847
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,245,000	4,227,756
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2025	350,000	356,957
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	57,234
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2026	90,000	91,476
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2024	675,000	675,388
Series 2015, Rev., 5.00%, 7/15/2025	210,000	212,537
Series 2015, Rev., 5.00%, 7/15/2027	230,000	233,899
Series 2015, Rev., 5.00%, 7/15/2028	185,000	187,656
Series 2015, Rev., 5.00%, 7/15/2029	100,000	101,453
District of Columbia, Federal Highway
Rev., 5.00%, 12/1/2024	320,000	320,281
Series 2020, Rev., 5.00%, 12/1/2028	45,000	47,937
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2024	100,000	100,000
District of Columbia, National Public Radio Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,672
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	25,101
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.89%, 6/12/2024 (c)	20,000,000	20,000,000
Series B, Rev., 5.00%, 10/1/2024	25,000	25,105
Series 2019 B, Rev., 5.00%, 10/1/2026	30,000	31,062

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series 2014A, Rev., AMT, 5.00%, 10/1/2028	365,000	365,247
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,415,457
Metropolitan Washington Airports Authority Dulles, Toll Road, Second Senior Lien Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	2,780,000	2,743,291
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2024	95,000	95,077
Series A-1, Rev., 5.00%, 7/1/2024	40,000	40,032
Series 2017B, Rev., 5.00%, 7/1/2025	70,000	71,100
Series 2018, Rev., 5.00%, 7/1/2025	25,000	25,393
Series A-1, Rev., 5.00%, 7/1/2027	50,000	52,224
Washington Metropolitan Area Transit Authority Dedicated
Series 2020A, Rev., 5.00%, 7/15/2025	20,000	20,326
Series 2021 A, Rev., 5.00%, 7/15/2026	30,000	30,950
Total District of Columbia		39,328,384
Florida — 5.9%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	20,000	20,867
Brevard County School District
Series C, COP, 5.00%, 7/1/2026	75,000	76,007
Series 2014, COP, 5.00%, 7/1/2027	260,000	260,150
Series 2014, COP, 5.00%, 7/1/2028	165,000	165,087
Broward County Series B, Rev., 5.00%, 10/1/2024	25,000	25,080
Capital Trust Agency, Inc., Sustainability Bonds -The Marie
Rev., 4.00%, 6/15/2024 (e)	1,000,000	999,609
Rev., 4.00%, 6/15/2025 (e)	340,000	336,170
Central Florida Expressway Authority, Senior Lien
Series 2017, Rev., 5.00%, 7/1/2024	225,000	225,167
Series 2016B, Rev., 5.00%, 7/1/2025	170,000	172,525
Series 2016 B, Rev., 5.00%, 7/1/2026	95,000	97,762
Series 2016 B, Rev., 5.00%, 7/1/2027	325,000	333,979
Series 2016 B, Rev., 5.00%, 7/1/2028	530,000	543,788
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	101,330
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2024	535,000	537,020
Series 2017 A, Rev., 5.00%, 10/1/2028	65,000	68,092
City of Jacksonville
Series A, Rev., 5.00%, 10/1/2024	80,000	80,336
Series B, Rev., 5.00%, 10/1/2024 (b)	100,000	100,354
Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,513
Series 2022A, Rev., 5.00%, 10/1/2025	75,000	76,540
Series 2023 A, Rev., 5.00%, 10/1/2025	100,000	102,053
Series B, Rev., 5.00%, 10/1/2025 (b)	130,000	132,326
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,302
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 3.00%, 6/12/2024 (c)	19,700,000	19,700,000
City of Lakeland Department of Electric Utilities Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,419
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2026	270,000	275,908
City of Miami Gardens, Florida General Series 2014, GO, 5.00%, 7/1/2024 (b)	50,000	50,037
City of Orlando Series 2016 B, Rev., 5.00%, 10/1/2025	25,000	25,448

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Orlando, Capital Improvement
Series 2016B, Rev., 5.00%, 10/1/2024	125,000	125,443
Series 2018 B, Rev., 5.00%, 10/1/2024	35,000	35,124
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	45,000	46,775
City of St Petersburg Public Utility
Series 2018, Rev., 5.00%, 10/1/2024	105,000	105,421
Series 2019 A, Rev., 5.00%, 10/1/2024	100,000	100,400
City of Tallahassee, Energy System
Series 2020, Rev., 5.00%, 10/1/2025	70,000	71,337
Series 2020, Rev., 5.00%, 10/1/2027	65,000	68,035
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2024	430,000	430,263
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,161
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,031
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	35,144
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2025	125,000	127,460
County of Lee Series 2015, Rev., 5.00%, 10/1/2025	65,000	66,224
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	25,095
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2024	1,500,000	1,504,091
Series 2014, Rev., AGM, 5.00%, 10/1/2027	2,550,000	2,556,748
County of Lee, Water and Sewer Series A, Rev., 5.00%, 10/1/2024	145,000	145,127
County of Manatee Series 2022, Rev., 5.00%, 10/1/2024	400,000	401,878
County of Manatee, Transportation Projects Series 2019, Rev., 5.00%, 10/1/2024	50,000	50,235
County of Miami-Dade
Series 2016, Rev., 5.00%, 10/1/2024	330,000	331,192
Series 2013-A, GO, 5.00%, 7/1/2025	85,000	86,362
Series 2016 A, GO, 5.00%, 7/1/2025	55,000	55,881
Series 2016 B, Rev., 5.00%, 4/1/2026	195,000	200,246
Series 2017A, Rev., 5.00%, 4/1/2026	40,000	41,076
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	179,234
Series 2016 B, Rev., 5.00%, 4/1/2028	20,000	20,445
County of Miami-Dade Transit System, Sales Tax Series 2015, Rev., 5.00%, 7/1/2024	50,000	50,030
County of Miami-Dade Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2027	45,000	47,260
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	550,000	552,016
Series B, Rev., 5.00%, 10/1/2024	400,000	400,336
Series 2020 A, Rev., 5.00%, 10/1/2025	335,000	341,164
Series A, Rev., 5.00%, 10/1/2025	320,000	325,888
Series B, Rev., 5.00%, 10/1/2026	340,000	343,444
Series A, Rev., 5.00%, 10/1/2027	165,000	168,994
Series A, Rev., 5.00%, 10/1/2028	235,000	240,166
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2024	30,000	30,024
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,239
Series 2015-D, GO, 5.00%, 7/1/2026	45,000	46,418
Series 2015-D, GO, 5.00%, 7/1/2028	55,000	56,540

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	80,000	81,036
Rev., 5.00%, 7/1/2026	225,000	227,785
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 10/1/2024	430,000	431,539
Series 2015, Rev., 5.00%, 10/1/2025	125,000	127,403
Series 2015, Rev., 5.00%, 10/1/2026	125,000	126,888
County of Polk Utility System Series 2013, Rev., 5.00%, 10/1/2024	65,000	65,066
County of Seminole Water and Sewer Series 2015A, Rev., 5.00%, 10/1/2025	55,000	56,129
County of St. Lucie Series 2017, Rev., 5.00%, 10/1/2024	25,000	25,085
County of St. Lucie, Power and Light Co., Project Rev., VRDO, 3.15%, 6/1/2024 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2015B, COP, 5.00%, 7/1/2024	115,000	115,095
Series 2022A, COP, 5.00%, 7/1/2024	150,000	150,125
Series 2022A, COP, AGM, 5.00%, 7/1/2025	400,000	406,197
Series 2022A, COP, AGM, 5.00%, 7/1/2026	340,000	350,298
Series 2015B, COP, 5.00%, 7/1/2027	20,000	20,279
Series 2022A, COP, AGM, 5.00%, 7/1/2028	55,000	58,379
Series 2022 A, COP, AGM, 5.00%, 7/1/2029	40,000	43,026
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	280,000	286,400
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2024	60,000	60,047
Series 2015A, Rev., 5.00%, 7/1/2024	65,000	65,051
Series 2016A, Rev., 5.00%, 7/1/2024	65,000	65,051
Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	101,550
Series 2017 A, Rev., 5.00%, 7/1/2025	105,000	106,628
Series 2015A, Rev., 5.00%, 7/1/2026	150,000	152,349
Series 2017 A, Rev., 5.00%, 7/1/2026	65,000	66,916
Series 2018A, Rev., 5.00%, 7/1/2026	195,000	200,748
Series 2019 B, Rev., 5.00%, 7/1/2026	195,000	200,748
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	741,324
Series 2017A, Rev., 5.00%, 7/1/2028	175,000	185,544
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	26,506
Florida Department of Environmental Protection, Everglades Restoration Series 2022A, Rev., 5.00%, 7/1/2024	30,000	30,024
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2024	140,000	140,227
Series 2017A, Rev., 5.00%, 9/1/2024	675,000	676,948
Series 2018A, COP, 5.00%, 11/1/2024	210,000	211,001
Series 2015A, COP, 5.00%, 8/1/2025	260,000	264,142
Series 2017A, Rev., 5.00%, 9/1/2025	25,000	25,437
Series 2018A, COP, 5.00%, 11/1/2026	100,000	103,329
Series 2018 A, COP, 5.00%, 11/1/2027	90,000	94,373
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.87%, 6/12/2024 (c)	9,325,000	9,325,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	97,880
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,665,000	4,710,172
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,530,000	2,546,821
Florida Municipal Power Agency Series 2016A, Rev., 5.00%, 10/1/2029	70,000	71,797

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	1,100,000	1,103,004
Series 2015B, Rev., 5.00%, 10/1/2025	600,000	609,981
Series 2017A, Rev., 5.00%, 10/1/2025	290,000	294,824
Series 2015B, Rev., 5.00%, 10/1/2026	65,000	65,945
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	700,996
Series 2017 A, Rev., 5.00%, 10/1/2026	50,000	51,544
Series 2016A, Rev., 5.00%, 10/1/2027	110,000	113,070
Series 2017 A, Rev., 5.00%, 10/1/2027	100,000	104,095
Series 2018A, Rev., 4.00%, 10/1/2028	25,000	25,248
Series 2016A, Rev., 5.00%, 10/1/2028	1,140,000	1,171,307
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	98,760
Halifax Hospital Medical Center Series 2015, Rev., 5.00%, 6/1/2025 (b)	300,000	303,691
Hillsborough County Aviation Authority Series 2015-B, Rev., 5.00%, 10/1/2024 (b)	25,000	25,093
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,100,973
Hillsborough County, Aviation Authority, Tampa International Airport Series 2015B, Rev., 5.00%, 10/1/2024 (b)	5,160,000	5,179,105
Jacksonville Transportation Authority, Senior Lien Gas Tax Rev., 5.00%, 8/1/2024	155,000	155,246
JEA Electric System
Series 2020 A, Rev., 5.00%, 10/1/2028	145,000	154,083
Series 2017B, Rev., 5.00%, 10/1/2029	30,000	31,247
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 2.15%, 6/1/2024 (c)	12,700,000	12,700,000
Series 2017A, Rev., 5.00%, 10/1/2024	100,000	100,410
Series 2017 A, Rev., 5.00%, 10/1/2025	25,000	25,504
Lee County School Board (The)
Series 2014B, COP, 5.00%, 8/1/2024	25,000	25,041
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,033
Series 2019A, COP, 5.00%, 8/1/2026	185,000	190,650
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2025	100,000	100,696
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	575,000	576,783
Miami-Dade County Expressway Authority
Series 2014B, Rev., 5.00%, 7/1/2024	215,000	215,093
Series 2014 A, Rev., 5.00%, 7/1/2027	375,000	375,181
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,000,482
Series 2016A, Rev., 5.00%, 7/1/2028	20,000	20,420
Series 2014 A, Rev., 5.00%, 7/1/2029	150,000	150,087
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250,000	2,266,245
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,975,000	5,038,708
Orange County Convention Center
Series 2016 B, Rev., 5.00%, 10/1/2026	60,000	61,970
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,187
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2025	1,010,000	1,027,400
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	102,924
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	58,166
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2024	400,000	400,660

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2015C, COP, 5.00%, 8/1/2025 (b)	205,000	208,422
Series 2015D, COP, 5.00%, 8/1/2025	60,000	60,969
Series 2015D, COP, 5.00%, 8/1/2025 (b)	610,000	620,182
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,027,952
Series 2017B, COP, 5.00%, 8/1/2026	45,000	46,412
Series 2016B, COP, 5.00%, 8/1/2027	40,000	41,075
Orlando Utilities Commission
Series 2012A, Rev., 5.00%, 10/1/2025	75,000	76,432
Series 2020A, Rev., 5.00%, 10/1/2026	40,000	41,434
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	52,608
Orlando Utilities Commission, Utility System
Series 2013A, Rev., 5.00%, 10/1/2024	360,000	361,501
Series 2013A, Rev., 5.00%, 10/1/2025	590,000	601,266
Palm Beach County Health Facilities Authority Series 2014, Rev., 5.00%, 12/1/2024 (b)	85,000	85,429
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	1,195,000	1,196,901
Palm Beach County School District
Series 2015B, COP, 5.00%, 8/1/2024	170,000	170,281
Series 2015D, COP, 5.00%, 8/1/2024	110,000	110,214
Series 2018B, COP, 5.00%, 8/1/2024	50,000	50,099
Series 2014B, COP, 5.00%, 8/1/2025	125,000	127,018
Series 2015B, COP, 5.00%, 8/1/2025	45,000	45,727
Series 2017B, COP, 5.00%, 8/1/2025	180,000	182,906
Series 2018 A, COP, 5.00%, 8/1/2025	225,000	228,633
Series 2015B, COP, 5.00%, 8/1/2027	50,000	50,751
Series 2015D, COP, 5.00%, 8/1/2027	115,000	116,728
Series 2015B, COP, 5.00%, 8/1/2028	30,000	30,386
Series 2018B, COP, 5.00%, 8/1/2028	115,000	121,853
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,315,000	1,315,774
Series 2013, Rev., 5.00%, 10/1/2024	520,000	521,810
Series 2022A, COP, 5.00%, 8/1/2025	1,360,000	1,381,339
Pinellas County School Board Rev., TAN, 5.00%, 6/28/2024	70,000	70,049
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	255,000	256,833
Series 2019, Rev., 5.00%, 10/1/2025	370,000	377,597
Polk County School District, Sales Tax Rev., 5.00%, 10/1/2024	155,000	155,600
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL - RE, 5.25%, 7/1/2024	345,000	345,266
School Board of Miami-Dade County (The) Rev., TAN, 5.00%, 6/18/2024	340,000	340,070
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2014D, COP, 5.00%, 11/1/2024	170,000	170,809
Series 2015D, COP, 5.00%, 2/1/2025	895,000	902,424
Series 2015A, COP, 5.00%, 5/1/2025	430,000	435,258
Series 2015C, COP, 5.00%, 5/1/2025	180,000	182,201
Series 2014D, COP, 5.00%, 11/1/2025	585,000	587,811
Series 2015D, COP, 5.00%, 2/1/2026	385,000	393,925
Series 2015A, COP, 5.00%, 5/1/2026	295,000	298,353
Series 2015A, COP, 5.00%, 7/1/2026	535,000	541,451
Series 2014D, COP, 5.00%, 11/1/2026	275,000	276,007

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2015D, COP, 5.00%, 2/1/2027	400,000	408,233
Series 2015A, COP, AGM, 5.00%, 5/1/2027	330,000	333,603
Series 2015B, COP, 5.00%, 5/1/2027	95,000	95,799
Series 2016B, COP, 5.00%, 8/1/2027	95,000	97,440
Series 2015A, COP, 5.00%, 5/1/2028	110,000	111,024
Series 2015D, COP, 5.00%, 5/1/2028	570,000	575,305
School District of Broward County
Series C, COP, 5.00%, 7/1/2025	45,000	45,673
Series 2015A, COP, 5.00%, 7/1/2029	35,000	35,400
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2024	255,000	255,191
Series 2015B, COP, 5.00%, 7/1/2024	215,000	215,170
Series C, COP, 5.00%, 7/1/2024	285,000	285,214
Series 2015A, COP, 5.00%, 7/1/2025	80,000	81,197
Series 2015B, COP, 5.00%, 7/1/2025	335,000	340,012
Series A, COP, 5.00%, 7/1/2026	40,000	41,187
Series C, COP, 5.00%, 7/1/2026	20,000	20,594
Series 2015B, COP, 5.00%, 7/1/2027	150,000	152,047
Series A, COP, 5.00%, 7/1/2027	25,000	25,660
Series B, COP, 5.00%, 7/1/2027	230,000	236,068
Series 2015A, COP, 5.00%, 7/1/2028	525,000	531,830
Series 2015A, COP, AGM, 5.00%, 7/1/2028	460,000	466,131
Series A, COP, 5.00%, 7/1/2028	350,000	359,799
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	215,000	216,717
South Florida Water Management District
Series 2015, COP, 5.00%, 10/1/2024	570,000	572,189
COP, 5.00%, 10/1/2025	55,000	56,050
St. Johns County School Board, Sales Tax Rev., 5.00%, 10/1/2024	70,000	70,248
State of Florida
Series 2018B, GO, 5.00%, 7/1/2024	115,000	115,099
Series 2016 E, GO, 5.00%, 6/1/2025	185,000	187,753
Series 2017 C, GO, 5.00%, 6/1/2025	45,000	45,670
Series 2023 A, GO, 5.00%, 6/1/2025	60,000	60,893
Series 2023A, GO, 5.00%, 6/1/2026	125,000	128,795
Series 2021 B, GO, 5.00%, 7/1/2026	50,000	51,636
State of Florida Board of Education, Public Education Capital Outlay Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,038
State of Florida Department of Education
Series 2021A, Rev., 5.00%, 7/1/2024	1,000,000	1,000,574
Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,013,232
State of Florida Department of Transportation
Rev., 5.00%, 7/1/2024	115,000	115,100
Series 2019A, Rev., 5.00%, 7/1/2025	25,000	25,380
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	41,131
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,467
State of Florida Department of Transportation Turnpike System
Series 2023 A, Rev., 5.00%, 7/1/2024	45,000	45,038
Series 2018 A, Rev., 5.00%, 7/1/2025	20,000	20,310
Series 2019 A, Rev., 5.00%, 7/1/2025	30,000	30,465

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2021B, Rev., 5.00%, 7/1/2025	400,000	406,202
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,308
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,778
State of Florida Lottery
Series 2016 B, Rev., 5.00%, 7/1/2024	110,000	110,089
Series 2016 A, Rev., 5.00%, 7/1/2025	90,000	91,414
Series 2017 A, Rev., 5.00%, 7/1/2028	45,000	47,853
State of Florida, Public Education Capital Outlay
Series 2015C, GO, 5.00%, 6/1/2024	125,000	125,000
Series 2015E, GO, 5.00%, 6/1/2024	25,000	25,000
Series 2017A, GO, GTD, 5.00%, 6/1/2024	50,000	50,000
Series 2015 A, GO, 5.00%, 6/1/2025	210,000	210,208
Series 2016 B, GO, 5.00%, 6/1/2025	475,000	482,067
Series 2017 C, GO, 5.00%, 6/1/2026	20,000	20,607
Series 2015 F, GO, 5.00%, 6/1/2027	60,000	60,863
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	69,251
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	40,000	40,743
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2025	240,000	241,588
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	180,000	183,719
Volusia County School Board Series 2021A, COP, 5.00%, 8/1/2025	150,000	152,439
Total Florida		156,071,258
Georgia — 0.2%
Athens-Clarke County GA Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2025	50,000	50,388
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., GTD, 4.00%, 7/1/2024	30,000	29,993
City of Atlanta Department of Aviation Series 2020A, Rev., 5.00%, 7/1/2025	35,000	35,541
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35,000	35,478
Series 2015, Rev., 5.00%, 11/1/2025	35,000	35,467
Series 2004, Rev., AGM, 5.75%, 11/1/2025	20,000	20,634
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,350,000	1,452,301
City of Atlanta, Public Improvement
Series 2015, GO, 4.50%, 12/1/2024 (b)	70,000	70,313
GO, 4.75%, 12/1/2024 (b)	55,000	55,313
Series 2022 A1, GO, 5.00%, 12/1/2024	315,000	317,132
City of Atlanta, Water and Wastewater Rev., 5.00%, 11/1/2026	25,000	25,304
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2025	500,000	505,066
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	238,367
County of Carroll, Sales Tax Series 2021, GO, 5.00%, 6/1/2026	135,000	139,122
County of DeKalb Series 2006 B, Rev., 5.25%, 10/1/2025	20,000	20,475
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax GO, 5.00%, 12/1/2025	40,000	40,931
DeKalb Private Hospital Authority, Children's Healthcare Of Atlanta Series 2019B, Rev., 5.00%, 7/1/2024	75,000	75,045
Development Authority for Fulton County Series 2017B, Rev., 5.00%, 11/1/2025	100,000	102,185
Development Authority for Fulton County, Georgia Institute Of Technology Series 2019, Rev., 5.00%, 6/15/2024	50,000	50,018
Dougherty County School District Series 2021, GO, 5.00%, 12/1/2024	110,000	110,728
Floyd County Hospital Authority, Floyd Medical Center Project Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,596
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2014A, Rev., GTD, 5.25%, 2/15/2025 (b)	330,000	333,729

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Georgia State Road and Tollway Authority
Series 2020, Rev., 5.00%, 6/1/2024	400,000	400,000
Series 2020, Rev., 5.00%, 6/1/2026	60,000	61,833
Henry County School District Series 2016, GO, 5.00%, 8/1/2025	25,000	25,424
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2023B, Rev., 5.00%, 7/1/2025	20,000	20,338
Municipal Electric Authority of Georgia Project Series 2016 A, Rev., 5.00%, 1/1/2026	65,000	66,295
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	50,437
Private Colleges and Universities Authority, Emory University
Series B, Rev., 5.00%, 10/1/2024	50,000	50,178
Series 2020 B, Rev., 5.00%, 9/1/2025	170,000	172,860
Series 2019 A, Rev., 5.00%, 9/1/2026	25,000	25,813
Richmond County Board of Education Series 2021, GO, 5.00%, 10/1/2024	430,000	431,384
State of Georgia
Series 2017A, GO, 5.00%, 2/1/2025	25,000	25,240
Series 2020 A, GO, 5.00%, 8/1/2025	160,000	162,915
Series 2016 E, GO, 5.00%, 12/1/2025	65,000	66,542
Series 2018 A, GO, 5.00%, 7/1/2026	55,000	56,816
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,603
Walton County School District Series 2012, GO, 5.25%, 8/1/2025	50,000	50,948
Total Georgia		5,456,752
Hawaii — 0.1%
City and County Honolulu
Series A, GO, 5.00%, 9/1/2025	25,000	25,482
Series A, GO, 5.00%, 10/1/2025	20,000	20,413
City and County Honolulu Wastewater System Series B, Rev., 5.00%, 7/1/2025	100,000	101,665
City and County Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2024	25,000	25,022
City and County of Honolulu
Series C, GO, 5.00%, 10/1/2024	25,000	25,106
Series 2012C, GO, 3.00%, 11/1/2025	175,000	172,553
City and County of Honolulu, Rail Transit Project
Series 2019 A, GO, 5.00%, 9/1/2025	145,000	147,798
Series 2020 B, GO, 5.00%, 3/1/2026	25,000	25,686
County of Maui Series 2018, GO, 5.00%, 9/1/2025	40,000	40,772
State of Hawaii
Series FG, GO, 5.00%, 10/1/2024	520,000	522,135
Series FH, GO, 5.00%, 10/1/2024	495,000	497,033
GO, 5.00%, 10/1/2025	55,000	56,159
Series EZ, GO, 5.00%, 10/1/2025	85,000	86,791
Series FG, GO, 5.00%, 10/1/2025	25,000	25,527
Series FN, GO, 5.00%, 10/1/2025	25,000	25,527
Series ET, GO, 5.00%, 10/1/2028	25,000	25,445
Series 2016 FB, GO, 4.00%, 4/1/2029	125,000	125,330
Series EO, GO, 5.00%, 8/1/2029	40,000	40,074
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	35,937
University of Hawaii Series 2020 D, Rev., 5.00%, 10/1/2024	310,000	311,096
Total Hawaii		2,335,551

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — 0.4%
Ada & Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,559,837
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	96,433
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	245,000	248,804
Series 2015A, Rev., 5.00%, 7/15/2026	70,000	72,131
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 3.07%, 6/12/2024 (c)	1,995,000	1,995,000
Twin Falls County School District No. 411 Twin Falls
Series A, GO, 4.25%, 9/15/2024 (b)	4,025,000	4,029,528
Series A, GO, 4.50%, 9/15/2024 (b)	2,235,000	2,239,068
Total Idaho		11,240,801
Illinois — 4.7%
Champaign County Community Unit School District No. 4 Champaign Series 2017, GO, 5.00%, 1/1/2025	25,000	25,173
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	275,000	275,731
Chicago Midway International Airport, Senior Lien Series 2023 B, Rev., 5.00%, 1/1/2025	130,000	130,954
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2027	130,000	130,745
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2025	185,000	186,358
Series C, Rev., 5.00%, 1/1/2025	95,000	95,697
Series E, Rev., 5.00%, 1/1/2025	65,000	65,477
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	40,908
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	219,880
Series B, Rev., 5.00%, 1/1/2026	235,000	236,138
Series E, Rev., 5.00%, 1/1/2026	225,000	230,107
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	31,046
Series A, Rev., 5.00%, 1/1/2027	70,000	72,441
Series C, Rev., 5.00%, 1/1/2027	175,000	178,421
Series B, Rev., 5.00%, 1/1/2028	775,000	778,750
Series C, Rev., 5.00%, 1/1/2028	20,000	20,639
Series E, Rev., 5.25%, 1/1/2028	125,000	129,944
Series C, Rev., 5.00%, 1/1/2029	110,000	112,061
Chicago Transit Authority Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2024	1,565,000	1,565,000
City of Aurora Series 2023 A, GO, 5.00%, 12/30/2024	50,000	50,299
City of Chicago Series 2002, Rev., 5.00%, 1/1/2025 (b)	50,000	50,359
City of Chicago Wastewater Transmission Series 2008C, Rev., 5.00%, 1/1/2025 (b)	35,000	35,251
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	2,150,000	2,165,430
City of Decatur
GO, 4.00%, 3/1/2025	195,000	195,224
GO, 4.00%, 3/1/2026	340,000	341,995
GO, 4.00%, 3/1/2027	200,000	202,060
City of Springfield, Electric System, Senior Lien
Series 2015, Rev., 5.00%, 3/1/2025	130,000	130,921
Rev., 5.00%, 3/1/2028	60,000	60,499
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	395,032
County of Cook
Series 2022A, GO, 5.00%, 11/15/2024	1,250,000	1,256,156
Series 2021 A, GO, 5.00%, 11/15/2025	75,000	76,471

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2022 A, GO, 5.00%, 11/15/2025	140,000	142,746
Series 2021B, GO, 4.00%, 11/15/2026	120,000	121,377
Series 2016 A, GO, 5.00%, 11/15/2027	45,000	46,188
Series 2021A, GO, 5.00%, 11/15/2028	110,000	116,949
County of Will Series 2016, GO, 5.00%, 11/15/2025 (b)	80,000	81,456
Du Page & Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2024	190,000	190,175
Du Page Cook & Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	611,714
DuPage County Community Unit School District No. 200 Wheaton-Warrenville Series 2019, GO, 5.00%, 10/1/2024	75,000	75,216
Illinois Finance Authority Series 2019, Rev., 5.00%, 1/1/2026	175,000	178,768
Illinois Finance Authority, Advocate Health Care
Series 2013A, Rev., 5.00%, 6/1/2024	50,000	50,000
Series 2014, Rev., 5.00%, 8/1/2024 (b)	19,525,000	19,553,977
Illinois Finance Authority, Advocate Health Care Network Series 2014, Rev., 5.00%, 8/1/2024 (b)	115,000	115,171
Illinois Finance Authority, Clean Water Initiative Revolving Series 2016, Rev., 4.00%, 7/1/2025	20,000	20,079
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2017 A, Rev., 5.00%, 1/1/2027 (b)	75,000	77,739
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2024	135,000	135,137
Series 2017A, Rev., 5.00%, 7/15/2025	50,000	50,708
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	81,561
Illinois Finance Authority, OSF Healthcare System
Series 2015A, Rev., 5.00%, 11/15/2024	140,000	140,473
Series 2020 B-1, Rev., 5.00%, 11/15/2024 (c)	2,660,000	2,660,448
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.59%, 6/13/2024 (d)	5,790,000	5,692,533
Illinois Finance Authority, Presence Health Network Series 2016 C, Rev., 5.00%, 2/15/2028	495,000	509,126
Illinois Finance Authority, Riverside Health System Rev., 5.00%, 11/15/2024	1,680,000	1,681,506
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	860,000	863,287
Series 2015A, Rev., 5.00%, 11/15/2025	570,000	575,802
Series 2015A, Rev., 5.00%, 11/15/2027	185,000	186,644
Series 2015A, Rev., 5.00%, 11/15/2028	175,000	176,467
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 7/1/2024	65,000	65,046
Series 2017, Rev., 5.00%, 7/1/2024	440,000	440,313
Series 2019, Rev., 5.00%, 7/1/2024	50,000	50,036
Series 2016, Rev., 4.00%, 1/1/2025	20,000	20,025
Series 2017, Rev., 5.00%, 7/1/2025	295,000	299,261
Series 2016, Rev., 4.00%, 7/1/2026	60,000	60,467
Series 2019, Rev., 5.00%, 7/1/2026	80,000	82,546
Series 2016, Rev., 5.00%, 1/1/2027	20,000	20,365
Series 2017, Rev., 5.00%, 7/1/2027	150,000	155,023
Series 2016, Rev., 5.00%, 1/1/2028	345,000	351,666
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	355,000	364,336
Series 2016 A, Rev., 5.25%, 8/15/2026 (b)	60,000	61,892
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2025	85,000	86,137
Series 2021A, Rev., 5.00%, 8/15/2028	270,000	284,707

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, The University of Chicago Medical Center Series A, Rev., 5.00%, 8/15/2024	505,000	505,651
Illinois Finance Authority, University of Chicago
Series 2014A, Rev., 5.00%, 10/1/2024	90,000	90,371
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,000,000	27,465,534
Series 2020 A, Rev., 5.00%, 4/1/2026	25,000	25,707
Series 2014A, Rev., 5.00%, 10/1/2026	65,000	65,233
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	2,785,000	2,775,214
Illinois Municipal Electric Agency
Series 2015A, Rev., 5.00%, 2/1/2028	25,000	25,254
Series 2015A, Rev., 5.00%, 2/1/2029	55,000	55,553
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2025	45,000	45,268
Series 2015A, Rev., 5.00%, 2/1/2026	300,000	303,844
Illinois State Toll Highway Authority
Series 2018 A, Rev., 5.00%, 1/1/2025	35,000	35,254
Series 2019 B, Rev., 5.00%, 1/1/2025	50,000	50,363
Series 2019 C, Rev., 5.00%, 1/1/2025	65,000	65,471
Series 2018 A, Rev., 5.00%, 1/1/2026	60,000	61,347
Series 2019 B, Rev., 5.00%, 1/1/2026	160,000	163,593
Series 2018 A, Rev., 5.00%, 1/1/2028	180,000	189,918
Series 2019C, Rev., 5.00%, 1/1/2028	55,000	58,031
Kankakee & Will Counties Community Unit School District No. 5 Series 2015, GO, 4.00%, 5/1/2025	100,000	99,387
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington Series 2022, GO, 5.00%, 12/1/2024	170,000	171,096
Lake County School District No. 112 North Shore Series 2022, GO, 5.00%, 12/1/2024	335,000	336,980
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	45,000	46,509
Series 2016 A, Rev., 5.00%, 12/1/2029	50,000	51,546
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025 (b)	625,000	632,384
Series 2017, Rev., 5.00%, 6/1/2026 (b)	1,220,000	1,250,090
Regional Transportation Authority
Series 2004A, Rev., AGM, 5.25%, 6/1/2024	1,995,000	1,995,000
Series 2017A, Rev., 5.00%, 7/1/2024	70,000	70,042
Series 2017 A, Rev., 5.00%, 7/1/2025	235,000	238,030
Series 2003 A, Rev., NATL - RE, 5.50%, 7/1/2025	30,000	30,544
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2024	110,000	110,315
Series 2021A, GO, 5.00%, 3/1/2025	85,000	85,667
Series 2022B, GO, 5.00%, 3/1/2025	1,470,000	1,481,542
Series 2014, GO, 5.00%, 5/1/2025	2,165,000	2,166,655
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,521
Series 2020B, GO, 5.00%, 10/1/2025	40,000	40,596
Series 2020D, GO, 5.00%, 10/1/2025	75,000	76,117
Series 2017D, GO, 5.00%, 11/1/2025	4,050,000	4,115,288
Series 2017A, GO, 5.00%, 12/1/2025	250,000	254,205
GO, 5.00%, 2/1/2026	25,000	25,466
Series 2014, GO, 5.00%, 2/1/2026	2,000,000	2,001,693

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2021A, GO, 5.00%, 3/1/2026	150,000	152,937
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	598,129
Series 2018B, GO, 5.00%, 10/1/2026	125,000	128,275
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,339,191
Series 2017D, GO, 5.00%, 11/1/2026	19,800,000	20,338,164
Series 2019 A, GO, 5.00%, 11/1/2026	50,000	51,359
Series 2016, GO, 5.00%, 2/1/2027	825,000	849,774
Series 2022A, GO, 5.00%, 3/1/2027	50,000	51,549
Series 2023D, GO, 5.00%, 7/1/2028	75,000	78,458
Series 2020B, GO, 5.00%, 10/1/2028	175,000	183,567
Series 2017D, GO, 5.00%, 11/1/2028	390,000	404,066
Series 2021A, GO, 5.00%, 12/1/2028	50,000	52,546
Series 2021A, GO, 5.00%, 12/1/2029	30,000	31,879
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2024	550,000	550,453
Series 2016A, Rev., 5.00%, 6/15/2024	115,000	115,033
Series 2002-4, Rev., NATL - RE, 6.00%, 6/15/2024	555,000	555,600
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,867,433
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	55,896
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 6/12/2024 (c) (e)	1,840,000	1,840,000
Village of Midlothian GO, AGM, 4.00%, 1/1/2025	40,000	39,991
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	350,227
Will County Forest Preserve District GO, 5.00%, 12/15/2024	140,000	140,916
Total Illinois		123,033,956
Indiana — 0.7%
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2024	25,000	24,996
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 6/1/2025	1,900,000	1,908,759
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Series 2015B, Rev., 5.00%, 7/15/2024	30,000	30,026
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,201
Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, Rev., 5.00%, 7/1/2024	70,000	70,049
City of Indianapolis Department of Public Utilities Gas Utility, Second Lien Series 2017 A, Rev., 5.00%, 8/15/2025	25,000	25,410
City of Indianapolis Department of Public Utilities Water System, First Lien
Series 2018 A, Rev., 5.00%, 10/1/2025	25,000	25,453
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,867
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,017
Danville Multi-School Building Corp. Rev., BAN, 4.50%, 12/15/2024 (f)	6,300,000	6,314,176
Fishers Industrial Redevelopment District, Income Tax Rev., 4.00%, 7/15/2024	35,000	34,982
Fort Wayne Redevelopment Authority Lease Rental Series 2014A, Rev., 3.00%, 8/1/2024	50,000	49,866
Franklin Township-Marion County Multiple School Building Corp. Series 2015B, Rev., 5.00%, 7/15/2024	45,000	45,033
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2026	45,000	45,847
Indiana Finance Authority
Series 2017 A, Rev., 5.00%, 6/1/2024 (b)	100,000	100,000
Series 2016C, Rev., 5.00%, 12/1/2024	165,000	166,077
Series 2019 A, Rev., 5.00%, 2/1/2026	45,000	46,176
Series 2016 C, Rev., 5.00%, 6/1/2027	180,000	185,956

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Community Foundation Of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	160,000	164,144
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2024	125,000	125,476
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	71,329
Indiana Finance Authority, Deaconess Health System
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	90,000	90,119
Series 2016 A, Rev., 4.00%, 9/1/2026 (b)	95,000	96,251
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2024	445,000	446,967
Series 2017 B, Rev., 5.00%, 11/1/2026	100,000	103,114
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	56,580
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2014 A, Rev., 5.00%, 12/1/2024	30,000	30,144
Series 2019C, Rev., 5.00%, 12/1/2024	1,040,000	1,044,789
Series 2019B, Rev., 2.25%, 7/1/2025 (c)	3,775,000	3,709,392
Indiana Finance Authority, State Revolving Program
Series 2017 C, Rev., 5.00%, 2/1/2026	215,000	220,618
Series D, Rev., 5.00%, 8/1/2026 (b)	65,000	67,022
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,194
Indiana Municipal Power Agency
Series 2014A, Rev., 5.00%, 1/1/2025	20,000	20,138
Series 2016 C, Rev., 5.00%, 1/1/2029	80,000	82,096
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2025	115,000	115,795
Series 2014A, Rev., 5.00%, 1/1/2027	25,000	25,172
Series 2016C, Rev., 5.00%, 1/1/2027	225,000	230,758
Series 2016C, Rev., 5.00%, 1/1/2028	120,000	123,022
Indiana University Series 2016 A, Rev., 5.00%, 6/1/2028	20,000	20,594
Indianapolis Local Public Improvement Bond Bank
Series 2021A, Rev., 5.00%, 6/1/2024	395,000	395,000
Series 2021A, Rev., 5.00%, 6/1/2025	140,000	141,909
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 3.25%, 1/1/2025	100,000	99,515
IPS Multi-School Building Corp., First Mortgage Series 2015, Rev., 5.00%, 7/15/2026	20,000	20,137
Ivy Tech Community College of Indiana Series V, Rev., 5.00%, 7/1/2024	175,000	175,138
Ivy Tech Community College of Indiana, Student Fee
Series T, Rev., 5.00%, 7/1/2024	70,000	70,055
Series W, Rev., 5.00%, 7/1/2024	30,000	30,024
Series W, Rev., 5.00%, 7/1/2025	205,000	208,169
Jackson County Building Corp. Rev., 2.00%, 1/15/2025	125,000	122,873
New Prairie United School District Building Corp., First Mortgage Rev., 4.00%, 1/15/2025	35,000	35,044
Pike Township Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2024	350,000	350,341
Purdue University
Series 2016 CC, Rev., 5.00%, 7/1/2024	50,000	50,058
Series 2016 CC, Rev., 5.00%, 7/1/2026	30,000	30,922
Series EE, Rev., 5.00%, 7/1/2026	60,000	61,843
South Bend Community School Building Corp. Series 2017, Rev., 4.00%, 7/15/2024	30,000	29,998
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	40,053

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2025	20,000	20,148
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	34,988
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 7/15/2024	35,000	34,985
Series 2020B, Rev., 4.00%, 1/15/2025	40,000	40,007
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,076
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	110,362
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,132
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL - RE, Zero Coupon, 1/15/2025	25,000	24,384
Total Indiana		18,278,766
Iowa — 1.8%
City of Ames Series 2019A, GO, 5.00%, 6/1/2024	200,000	200,000
City of Bettendorf Series 2020 A, GO, 5.00%, 6/1/2024	50,000	50,000
City of Davenport Series 2023, GO, 5.00%, 6/1/2024	170,000	170,000
City of West Des Moines Series 2019 E, GO, 5.00%, 6/1/2024	25,000	25,000
County of Linn Series 2019, COP, 5.00%, 6/1/2024	90,000	90,000
County of Polk Series 2017C, GO, 5.00%, 6/1/2024	150,000	150,000
Des Moines Independent Community School District Sales Services and Use Tax Series 2018, Rev., 5.00%, 6/1/2024	260,000	260,000
Iowa Finance Authority Series 2015, Rev., 5.00%, 8/1/2025	70,000	71,187
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.75%, 6/12/2024 (c)	21,600,000	21,600,000
State of Iowa
Series 2016A, Rev., 5.00%, 6/1/2024	60,000	60,000
Series 2016A, Rev., 5.00%, 6/1/2025	400,000	405,308
Series 2016A, Rev., 5.00%, 6/1/2027	20,000	20,548
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series S, Rev., 5.00%, 9/1/2025	25,000	25,473
State of Iowa, Special Obligation Series 2016, Rev., 5.00%, 6/15/2024	125,000	125,040
University of Iowa Series 2013, Rev., 5.00%, 7/1/2024	110,000	110,094
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	23,622,858
Waukee Community School District
Series 2019B, GO, 5.00%, 6/1/2024	500,000	500,000
Series 2022A, GO, 5.00%, 6/1/2024	40,000	40,000
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2017A, Rev., 4.00%, 6/1/2024	1,220,000	1,220,000
Total Iowa		48,745,508
Kansas — 0.2%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2025	50,000	50,207
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,191,926
City of Manhattan, Temporary Notes Series 2020-03, GO, 0.75%, 6/15/2024	100,000	99,826
City of Wichita Water and Sewer Utility Series 2016 B, Rev., 5.00%, 10/1/2025	30,000	30,575
County of Johnson, Internal Improvement Series 2018 A, GO, 5.00%, 9/1/2025	65,000	66,163
County of Shawnee COP, 3.00%, 9/1/2024	35,000	34,865
Franklin County Unified School District No. 290 Ottawa Series A, GO, 4.00%, 9/1/2025 (b)	55,000	55,356
Johnson County Unified School District No. 233 Olathe Series 2016A, GO, 4.00%, 9/1/2024 (b)	25,000	25,009
Johnson County Unified School District No. 512 Shawnee Mission Series 2023 A, GO, 5.00%, 10/1/2024	125,000	125,470
Kansas Development Finance Authority Series 2020 B, Rev., 5.00%, 5/1/2028	35,000	37,096
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,205,593

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Sedgwick County Unified School District No. 266 Maize Series 2017, GO, 5.00%, 9/1/2024	100,000	100,255
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025 (b)	25,000	25,433
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2025	30,000	30,532
Series 2018 A, Rev., 5.00%, 9/1/2025	50,000	50,887
Series 2018 A, Rev., 5.00%, 9/1/2026	30,000	30,999
Series 2015B, Rev., 5.00%, 9/1/2029	75,000	76,243
Total Kansas		6,236,435
Kentucky — 1.7%
Campbell Kenton & Boone Counties Sanitation District No. 1 Series 2020, Rev., 5.00%, 8/1/2024	25,000	25,043
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (c) (e)	24,795,000	24,726,571
Jefferson County School District Finance Corp. Series 2019 A, Rev., 5.00%, 6/1/2024	30,000	30,000
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2024	40,000	40,105
Series 2021A, Rev., 5.00%, 11/1/2024	615,000	618,182
Series 2015A, Rev., 5.00%, 9/1/2025	190,000	193,415
Series 2023A, Rev., 5.00%, 9/1/2025	865,000	880,549
Series 2015A, Rev., 5.00%, 9/1/2026	260,000	263,548
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2011B-3, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.29%, 6/13/2024 (d)	12,715,000	12,718,911
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	694,707
Kentucky Infrastructure Authority Series 2016 A, Rev., 5.00%, 2/1/2027	40,000	40,948
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	355,000	355,528
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	708,103
Kentucky State Property and Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2024	50,000	50,088
Series B, Rev., 5.00%, 8/1/2026	45,000	46,248
Series A, Rev., 5.00%, 8/1/2028	75,000	76,052
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2025	125,000	127,271
Series B, Rev., 5.00%, 11/1/2026	265,000	273,307
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	20,000	20,731
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	52,260
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2025	175,000	178,180
Kentucky Turnpike Authority Series 2016 A, Rev., 5.00%, 7/1/2026	55,000	56,573
Kentucky Turnpike Authority, Revitalization Projects
Series 2014A, Rev., 5.00%, 7/1/2024	105,000	105,079
Series B, Rev., 5.00%, 7/1/2025	390,000	395,840
Series B, Rev., 5.00%, 7/1/2026	115,000	118,289
Series B, Rev., 4.00%, 7/1/2027	205,000	207,041
Series 2016A, Rev., 5.00%, 7/1/2027	90,000	92,372
Series B, Rev., 5.00%, 7/1/2027	30,000	31,280
Lexington-Fayette Urban County Government Series 2015A, GO, 5.00%, 10/1/2024	145,000	145,602
Lexington-Fayette Urban County Government Sewer System Series 2014A, Rev., 5.00%, 9/1/2024	155,000	155,460
Lexington-Fayette Urban County Government, Various Purpose
Series 2012B, GO, 3.00%, 7/1/2024	100,000	99,864
Series 2017A, GO, 5.00%, 9/1/2024	235,000	235,698

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016 A, Rev., 5.00%, 10/1/2026	25,000	25,658
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,467
Scott County School District Finance Corp. Rev., 5.00%, 6/1/2025	20,000	20,240
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2024	45,000	45,156
Total Kentucky		43,879,366
Louisiana — 2.5%
City of New Orleans Series 2022, GO, 5.00%, 12/1/2024	75,000	75,462
City of New Orleans Water System Series 2014, Rev., 5.00%, 12/1/2024 (b)	100,000	100,578
City of New Orleans, Water System Series 2014, Rev., 5.00%, 12/1/2024 (b)	45,000	45,260
East Baton Rouge Sewerage Commission Series 2014B, Rev., 5.00%, 2/1/2025 (b)	270,000	272,518
Ernest N Morial New Orleans Exhibition Hall Authority Series 2022, Rev., 5.00%, 7/15/2024	375,000	375,188
Louisiana Local Government Environmental Facilities and Community Development Authority
Series 2018, Rev., 5.00%, 12/1/2024	50,000	50,314
Series 2017, Rev., 5.00%, 10/1/2026	90,000	92,376
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	140,000	140,473
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	1,250,000	1,253,805
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	13,400,000	13,464,935
Louisiana Public Facilities Authority, Hurricane Recovery Program Series 2014, Rev., 5.00%, 6/1/2024	340,000	340,000
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	72,311
Louisiana State University and Agricultural and Mechanical College Series 2014, Rev., 5.00%, 7/1/2024 (b)	100,000	100,067
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Series 2016A, Rev., 5.00%, 7/1/2024	75,000	75,031
State of Louisiana
Series 2014A, Rev., 5.00%, 6/15/2024	100,000	100,037
Series 2014C, GO, 5.00%, 8/1/2024	65,000	65,107
Series 2016 A, GO, 5.00%, 9/1/2025	25,000	25,480
Series 2016 D, GO, 5.00%, 9/1/2025	50,000	50,960
Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,672
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	31,500,000	31,778,570
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (c)	9,000,000	9,000,000
Series 2022A, Rev., (SOFR + 0.50%), 4.23%, 6/7/2024 (d)	7,795,000	7,650,974
Total Louisiana		65,165,118
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,734
Maine Municipal Bond Bank Series 2014C, Rev., 5.00%, 11/1/2024	25,000	25,138
Maine School Administrative District No. 51 GO, 4.00%, 8/1/2025	50,000	50,216
State of Maine
Series 2017 B, GO, 5.00%, 6/1/2024	45,000	45,000
Series 2019 B, GO, 5.00%, 6/1/2024	50,000	50,000
Series 2017 B, GO, 5.00%, 6/1/2026	25,000	25,764

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
University of Maine System
Rev., 5.00%, 3/1/2025	55,000	55,491
Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,954
Total Maine		328,297
Maryland — 0.6%
County of Anne Arundel Series 2020, GO, 5.00%, 10/1/2025	55,000	56,129
County of Baltimore Series 2015, GO, 5.00%, 8/1/2025	20,000	20,357
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 2/1/2025	25,000	25,240
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2025	35,000	35,368
County of Charles Series 2016, GO, 5.00%, 10/1/2024	100,000	100,404
County of Montgomery
Series 2017 C, GO, 5.00%, 10/1/2024	150,000	150,675
Series 2014A, GO, 5.00%, 11/1/2024	45,000	45,262
Series 2014A, GO, 5.00%, 11/1/2024 (b)	25,000	25,141
Series 2015 B, GO, 5.00%, 12/1/2024	150,000	150,127
Series 2017 B, GO, 5.00%, 6/1/2026	20,000	20,630
County of Montgomery, Public Facilities Projects Series 2020 A, COP, 5.00%, 10/1/2025	25,000	25,497
County of Prince George's
COP, 5.00%, 10/1/2024	65,000	65,247
Series 2020 A, GO, 5.00%, 7/15/2025	20,000	20,335
Series 2023A, GO, 5.00%, 8/1/2025	125,000	127,176
County of Prince George's, Behaviour Health Facility and equipment COP, 5.00%, 10/1/2024	45,000	45,174
County of Prince George's, Consolidated Public Improvement Series 2014A, GO, 4.00%, 9/1/2024	30,000	30,018
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000,000	1,033,860
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Rev., 5.00%, 7/1/2025	45,000	45,500
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Rev., 5.00%, 8/15/2024	85,000	85,106
Series 2013A, Rev., 5.00%, 8/15/2024	570,000	570,120
Series 2020B-1, Rev., 5.00%, 7/1/2025 (c)	900,000	905,232
Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center Series 2015, Rev., 5.00%, 7/1/2024 (b)	9,320,000	9,323,291
Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Series 2014, Rev., 5.25%, 7/1/2024 (b)	1,320,000	1,321,084
Maryland Stadium Authority Series 2012, Rev., 5.00%, 6/15/2024	25,000	25,008
Maryland State Transportation Authority Series 2020, Rev., 5.00%, 7/1/2025	20,000	20,333
State of Maryland
Series 2016, GO, 5.00%, 6/1/2024	75,000	75,000
Series 2017, GO, 5.00%, 3/15/2025	80,000	80,932
Series 2015B, GO, 4.00%, 8/1/2025	20,000	20,136
Series 2018 A, GO, 5.00%, 3/15/2026	85,000	87,378
Series 2A, GO, 5.00%, 8/1/2026	40,000	41,331
Series 2016, GO, 4.00%, 6/1/2028	25,000	24,740
State of Maryland Department of Transportation
Series 2015-3, Rev., 4.00%, 12/15/2024	500,000	500,015
Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,907
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	65,000	65,039

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Washington Suburban Sanitary Commission
Series 2019, Rev., GTD, 5.00%, 6/1/2024	40,000	40,000
Series 2017-2, Rev., GTD, 5.00%, 6/1/2025	100,000	101,526
Series 2018, Rev., GTD, 5.00%, 6/1/2025	25,000	25,382
Total Maryland		15,359,700
Massachusetts — 1.9%
City of Chicopee Series 2016, GO, 4.00%, 8/15/2024	30,000	30,019
City of Framingham, Municipal Purpose Loan Bonds Series 2017, GO, 5.00%, 12/1/2024	100,000	100,701
City of Woburn, Municipal Purpose Loan GO, 2.63%, 11/15/2025	100,000	97,728
Commonwealth of Massachusetts
Series E, GO, 5.00%, 9/1/2024	125,000	125,103
Series 2019 A, GO, 5.00%, 7/1/2025	20,000	20,342
Series A, GO, 5.00%, 7/1/2025	35,000	35,598
Series C, GO, 5.00%, 8/1/2025	30,000	30,553
Series 2018C, GO, 5.00%, 9/1/2025	525,000	535,403
Series 2019 G, GO, 5.00%, 9/1/2025	50,000	50,991
Series C, GO, 5.00%, 10/1/2025	100,000	102,120
Series 2021 B, GO, 5.00%, 11/1/2025	20,000	20,452
Series 2016A, GO, 5.00%, 7/1/2026	25,000	25,825
Series 2016B, GO, 5.00%, 7/1/2026	230,000	237,594
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,008
Commonwealth of Massachusetts Federal Highway, Grant Anticipation Note Series 2014A, Rev., GAN, 5.00%, 6/28/2024	25,000	25,016
Massachusetts Bay Transportation Authority Assessment Series 2016A, Rev., 5.00%, 7/1/2025	35,000	35,580
Massachusetts Bay Transportation Authority, Sales Tax
Series 2021, Rev., BAN, 4.00%, 5/1/2025	1,630,000	1,633,542
Series 2005 A, Rev., 5.00%, 7/1/2025	75,000	76,242
Series A, Rev., 5.00%, 7/1/2025 (b)	35,000	35,541
Series B, Rev., 5.00%, 7/1/2025 (b)	150,000	152,320
Massachusetts Clean Water Trust (The)
Series 2006, Rev., 5.00%, 8/1/2025	20,000	20,364
Series 23 B, Rev., 5.00%, 2/1/2026	50,000	51,323
Massachusetts Development Finance Agency, Caregroup
Series 2015 H-1, Rev., 5.00%, 7/1/2024 (b)	210,000	210,124
Series 2015 H-1, Rev., 5.00%, 7/1/2024	350,000	350,193
Series 2015 H-1, Rev., 5.00%, 7/1/2025 (b)	80,000	81,026
Series 2015 H-1, Rev., 5.00%, 7/1/2025	20,000	20,246
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2014P, Rev., 5.00%, 10/1/2024 (b)	17,115,000	17,183,978
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 3.49%, 6/13/2024 (d) (e)	1,075,000	1,071,490
Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	440,000	443,428
Series O-2, Rev., 5.00%, 7/1/2025 (b)	245,000	249,076
Series 2016Q, Rev., 5.00%, 7/1/2028	75,000	76,873
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	325,000	325,044
Massachusetts Health and Educational Facilities Authority, Boston College, Sales Tax Series M1, Rev., 5.50%, 6/1/2024	100,000	100,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	45,000	45,900
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015B, Rev., 5.00%, 1/15/2025	35,000	35,304
Series 2015C, Rev., 5.00%, 8/15/2025	45,000	45,832
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35,000	35,603
Series 2016A, Rev., 5.00%, 11/15/2025 (b)	110,000	112,393
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,019
Massachusetts State College Building Authority Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,088
Massachusetts Water Resources Authority
Series 2014F, Rev., 5.00%, 8/1/2024 (b)	30,000	30,054
Series 2014F, Rev., 5.00%, 8/1/2024	5,000	5,010
Montachusett Regional Transit Authority Rev., RAN, COMWLTH GTD, 4.50%, 7/26/2024	11,000,000	11,000,845
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,739,855	1,744,039
Spencer East Brookfield Regional School District GO, BAN, 4.50%, 5/22/2025	4,950,000	4,984,238
Town of Chelmsford Series 2016, GO, 4.00%, 6/15/2024	80,000	80,007
Town of Marshfield, Municipal Purpose Loan GO, 5.00%, 11/1/2024	25,000	25,027
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	39,088
Town of Randolph GO, BAN, 4.75%, 6/27/2024	3,303,800	3,304,417
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	25,084
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,430,000	1,430,117
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	3,700,000	3,714,074
University of Massachusetts Building Authority
Series 1, Rev., 5.00%, 11/1/2024 (b)	45,000	45,236
Series 2015-1, Rev., 5.00%, 11/1/2025 (b)	85,000	86,870
Total Massachusetts		50,418,088
Michigan — 3.4%
City of Brighton Series 2021, GO, 4.00%, 10/1/2024	80,000	80,038
City of Detroit, Unlimited Tax Series 2004A, Rev., AGM, 5.25%, 7/1/2024	25,000	25,024
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,487
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	45,821
Grand Valley State University
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	673,706
Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,645,121
Great Lakes Water Authority Water Supply System, Senior Lien
Series C, Rev., 5.00%, 7/1/2025	20,000	20,300
Series C, Rev., 5.00%, 7/1/2029	50,000	51,485
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018A, Rev., 5.00%, 7/1/2024	55,000	55,041
Karegnondi Water Authority, Water Supply System Series 2014A, Rev., 5.00%, 11/1/2026	125,000	125,382
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital Series 2021A, Rev., 5.00%, 4/1/2025	565,000	567,422
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	580,000	587,706
Linden Community School District, School Building and Site, Unlimited Tax Series 2021I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,070
Michigan Finance Authority Series 2015A, Rev., 5.00%, 8/1/2024 (b)	160,000	160,237
Michigan Finance Authority, Ascension Senior Credit Group Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	59,956
Michigan Finance Authority, Beaumont Health Credit Group
Series 2015A, Rev., 5.00%, 8/1/2024 (b)	615,000	615,913
Series D-2, Rev., AGM, 5.00%, 7/1/2028	1,560,000	1,560,737
Michigan Finance Authority, Beaumont Spectrum Series 2022 A, Rev., 5.00%, 4/15/2027	50,000	51,960

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Clean Water Series 2018B, Rev., 5.00%, 10/1/2025	50,000	50,962
Michigan Finance Authority, Clean Water Revolving Fund
Series 2016B, Rev., 5.00%, 10/1/2024	290,000	291,124
Series 2018B, Rev., 5.00%, 10/1/2024	550,000	552,132
Series 2016 B, Rev., 5.00%, 10/1/2025	175,000	178,367
Michigan Finance Authority, Detroit Regional Convention Facility Authority Series 2014H-1, Rev., 5.00%, 10/1/2024	305,000	305,233
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	265,000	269,080
Series 2016, Rev., 5.00%, 11/15/2026	100,000	102,464
Rev., 5.00%, 11/15/2027	520,000	532,804
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,642
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	720,826
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	62,806
Series 2015MI, Rev., 5.50%, 12/1/2027	2,000,000	2,030,179
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	175,000	175,138
Series 2014C-7, Rev., NATL - RE, 5.00%, 7/1/2028	1,000,000	1,000,885
Michigan Finance Authority, Midmichigan Health Series 2014, Rev., 5.00%, 6/1/2024 (b)	690,000	690,000
Michigan Finance Authority, Midmichigan Health Credit Group Series 2014, Rev., 5.00%, 6/1/2024 (b)	160,000	160,000
Michigan Finance Authority, Trinity Health Credit Group
Series 2013MI-1, Rev., VRDO, 3.70%, 9/3/2024 (c)	5,000,000	5,000,000
Series 2015MI, Rev., 5.00%, 12/1/2024	115,000	115,664
Series 2017A-MI, Rev., 5.00%, 12/1/2024	755,000	759,360
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	6,910,000	6,956,892
Series 2017A-MI, Rev., 5.00%, 12/1/2026	25,000	25,809
Series 2017MI, Rev., 5.00%, 12/1/2027	20,000	20,801
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,219
Series 2015MI, Rev., 5.50%, 12/1/2028	20,000	20,309
Michigan State Building Authority Series 2020 I, Rev., 5.00%, 4/15/2028	45,000	47,705
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.99%, 6/12/2024 (c)	20,000,000	20,000,000
Series 2023 II, Rev., 5.00%, 10/15/2024	30,000	30,135
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,882
Series 2015 I, Rev., 5.00%, 4/15/2029	20,000	20,243
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 2.99%, 6/12/2024 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	275,000	274,808
Series 1999B-4, Rev., 5.00%, 11/15/2027	770,000	781,593
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	770,000	774,447
Michigan State University Series 2015A, Rev., 5.00%, 8/15/2028	25,000	25,391
North Kent Sewer Authority Series 2016, Rev., 5.00%, 11/1/2024	755,000	758,701
Portage Public Schools Series 2016, GO, 5.00%, 11/1/2024	25,000	25,126
RIB Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 2.30%, 6/1/2024 (c) (e)	30,000,000	30,000,000
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,000
State of Michigan
Series 2016, Rev., GAN, 5.00%, 3/15/2025	230,000	232,324

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	56,366
State of Michigan Trunk Line Series 2021 A, Rev., 5.00%, 11/15/2025	25,000	25,532
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2025	50,000	51,150
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	217,724
Wayne State University Series 2019A, Rev., 5.00%, 11/15/2024	210,000	211,130
Western Michigan University Series 2015A, Rev., 5.00%, 11/15/2024	40,000	40,215
Total Michigan		88,702,574
Minnesota — 1.6%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017 A, Rev., 5.00%, 11/15/2028	35,000	35,865
City of Rochester Electric Utility Series 2017 A, Rev., 5.00%, 12/1/2024	25,000	25,160
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	150,000	153,164
Series 2016A, Rev., 5.00%, 5/1/2029	20,000	20,419
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	44,642
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,048
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	50,469
County of Hennepin Sales Tax Series 2017 A, Rev., 5.00%, 12/15/2025	55,000	56,260
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,000,000	1,000,515
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,042
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,750,386
Series 2019B, COP, 5.00%, 2/1/2028	395,000	413,124
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (b)	1,345,000	1,368,526
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2021B, GO, GAN, 5.00%, 12/1/2024	125,000	125,867
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	60,467
Series A, Rev., 5.00%, 1/1/2026	25,000	25,575
Minnesota Housing Finance Agency Series 2020D, Rev., 4.00%, 8/1/2024	125,000	124,982
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 4.57%, 6/7/2024 (d)	35,000,000	34,746,334
Minnesota State Colleges And Universities Foundation Series 2017 A, Rev., 5.00%, 10/1/2024	150,000	150,506
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	35,328
St Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-3, Rev., 5.00%, 12/1/2024	125,000	125,127
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	123,785
St. Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-2, Rev., 5.00%, 12/1/2024	20,000	20,020
State of Minnesota
Series 2020 D, GO, 5.00%, 8/1/2024	55,000	55,104
Series 2014B, GO, 4.00%, 8/1/2025	75,000	75,028
Series 2020 A, GO, 5.00%, 8/1/2025	45,000	45,804
Series 2017 A, GO, 5.00%, 10/1/2025	35,000	35,719
University of Minnesota
Series 2019B, Rev., 5.00%, 10/1/2025	25,000	25,499
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	178,962
Series 2015 A, Rev., 5.00%, 8/1/2026	80,000	81,310
Western Minnesota Municipal Power Agency Series 2022A, Rev., 5.00%, 1/1/2025	35,000	35,275
Total Minnesota		42,069,312

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — 0.2%
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	25,004
Mississippi Business Finance Corp., Waste Management, Inc., Project Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,142,159
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,868
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,235,796
Mississippi Development Bank, Rankin County School District Project
Rev., 5.00%, 6/1/2024	30,000	30,000
Rev., 5.00%, 6/1/2025	35,000	35,398
Rankin County School District, Limited Tax GO, 5.00%, 8/1/2025	25,000	25,402
State of Mississippi
Series 2020B, GO, 5.00%, 9/1/2024	150,000	150,544
Series 2020 B, GO, 5.00%, 9/1/2025	115,000	117,279
Series 2015A, GO, 4.00%, 10/1/2025 (b)	200,000	201,269
Series 2015A, GO, 5.00%, 10/1/2025 (b)	25,000	25,480
Series 2015 F, GO, 4.00%, 11/1/2025 (b)	160,000	161,202
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	71,482
Series 2016 B, GO, 5.00%, 12/1/2026 (b)	45,000	46,640
State of Mississippi, Tax-Exempt Series 2017A, GO, 5.00%, 10/1/2024	25,000	25,126
University of Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 5.00%, 10/1/2024	195,000	195,785
Total Mississippi		4,524,434
Missouri — 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	90,000	92,912
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	25,038
City of Kansas Series A, Rev., 5.00%, 10/1/2029	450,000	457,374
City of Kansas City Series 2017C, Rev., 5.00%, 9/1/2027	60,000	62,664
City of Kansas City Sanitary Sewer System Series 2016 A, Rev., 5.00%, 1/1/2028	30,000	30,258
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	30,000	30,297
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	210,000	213,501
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	79,269
County of Dunklin Rev., 3.00%, 12/1/2026	400,000	389,494
County of St Louis Series 2021 B, Rev., 5.00%, 12/1/2024	225,000	226,132
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,035,745
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,510,000	5,520,831
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group Rev., 5.00%, 5/15/2025	635,000	641,193
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	25,937
Series 2018A, Rev., 5.00%, 6/1/2029	105,000	110,280
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	115,000	115,000
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	179,414
Series 2023 A, Rev., 5.00%, 6/1/2028 (c)	750,000	782,266
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Rev., 5.00%, 11/15/2028	220,000	225,541
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2029	30,000	30,762

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Joplin Schools, Missouri Direct Deposit Program GO, 4.00%, 3/1/2025	100,000	100,006
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	50,000	51,515
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project Series 2023, Rev., 5.00%, 1/1/2029	60,000	63,780
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2014A, Rev., 5.00%, 1/1/2025	75,000	75,352
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2024	20,000	20,106
Series 2015A, Rev., 5.00%, 6/1/2028	330,000	333,323
Missouri Public Utilities Commission Rev., 4.00%, 12/1/2024	75,000	74,846
Missouri State Environmental Improvement and Energy Resources Authority Series 2015 B, Rev., 5.00%, 7/1/2025	25,000	25,414
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2013A, Rev., 5.00%, 7/1/2024	360,000	360,313
St. Louis County Library District COP, 4.00%, 4/1/2027	2,010,000	2,004,407
Total Missouri		31,382,970
Nebraska — 1.0%
City of Lincoln Electric System
Series 2015A, Rev., 5.00%, 9/1/2025 (b)	170,000	173,049
Series 2018, Rev., 5.00%, 9/1/2025	150,000	152,666
Series 2020 A, Rev., 5.00%, 9/1/2026	25,000	25,815
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	120,000	120,353
County of Douglas, Creighton University Projects Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 3.42%, 6/13/2024 (d)	15,935,000	15,727,526
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,120,014
Elkhorn School District Series 2015, GO, 4.00%, 12/15/2024 (b)	75,000	75,133
Grand Island Public Schools Series 2014, GO, 4.00%, 12/15/2024 (b)	70,000	70,106
Kearney School District Series 2015, GO, 4.00%, 12/15/2024 (b)	25,000	25,031
Nebraska Public Power District
Series 2012B, Rev., 5.00%, 1/1/2025	10,000	10,008
Series 2016A, Rev., 5.00%, 1/1/2025	85,000	85,651
Series A-1, Rev., 5.00%, 1/1/2025	35,000	35,268
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	189,355
Series B, Rev., 5.00%, 1/1/2026	20,000	20,471
Series C, Rev., 5.00%, 1/1/2026	50,000	51,177
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,794
Series 2023 A, Rev., 5.00%, 7/1/2028	220,000	231,629
Omaha School District, Douglas County School District No. 001 Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,788,513
Papillion-La Vista School District No. 27 Series 2014, GO, 5.00%, 6/1/2024 (b)	100,000	100,000
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2025	780,000	784,249
Series 2015A, Rev., 5.00%, 1/1/2026	845,000	849,275
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	61,306
Southern Public Power District Series 2015, Rev., 5.00%, 12/15/2024 (b)	1,615,000	1,625,897
University of Nebraska, Lincoln Studen Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (b)	50,000	50,800
Total Nebraska		25,409,086
Nevada — 0.4%
City of Henderson, Various Purpose Series 2014, GO, 5.00%, 6/1/2024 (b)	125,000	125,000
City of Las Vegas Series 2016A, GO, 5.00%, 6/1/2024	115,000	115,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Clark County School District, Limited Tax
Series 2015D, GO, 5.00%, 6/15/2024	205,000	205,066
Series 2016A, GO, 5.00%, 6/15/2024	45,000	45,014
Series 2016B, GO, 5.00%, 6/15/2024	365,000	365,118
Series 2016E, GO, 5.00%, 6/15/2024	105,000	105,034
Series 2017 A, GO, 5.00%, 6/15/2024	225,000	225,072
Series 2017C, GO, 5.00%, 6/15/2024	260,000	260,084
Series 2018A, GO, 5.00%, 6/15/2024	220,000	220,071
Series 2015C, GO, 5.00%, 6/15/2025	410,000	415,915
Series 2016A, GO, 5.00%, 6/15/2025	240,000	243,463
Series 2015 C, GO, 5.00%, 6/15/2026	75,000	76,528
Series 2016B, GO, 5.00%, 6/15/2026	150,000	154,255
Series 2017A, GO, 5.00%, 6/15/2026	500,000	514,184
Series 2021C, GO, 5.00%, 6/15/2026	55,000	56,560
Series 2015C, GO, 5.00%, 6/15/2028	335,000	341,405
Series 2017C, GO, 5.00%, 6/15/2028	150,000	156,774
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	98,228
Clark County Water Reclamation District, Limited Tax
Series 2015, GO, 5.00%, 7/1/2024	125,000	125,105
Series 2016, GO, 5.00%, 7/1/2025	30,000	30,483
County of Clark
Series 2018 A, GO, 5.00%, 6/1/2025	285,000	289,094
Series 2016B, GO, 5.00%, 11/1/2026	85,000	88,098
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,582,735
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	144,212
County of Clark Passenger Facility Charge, Harry Reid International Airport Passenger Facility Series 2022B, Rev., 5.00%, 7/1/2024	20,000	20,016
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019D, Rev., 5.00%, 7/1/2024	735,000	735,492
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	40,631
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	72,106
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax
Series 2014, Rev., 5.00%, 9/9/2024	20,000	20,013
Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,749
County of Clark, Las Vegas Harry Reid International Airport Facility Series 2022B, Rev., 5.00%, 7/1/2025	680,000	690,727
County of Clark, Limited Tax Series 2016B, GO, 5.00%, 11/1/2024	45,000	45,229
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017 C, GO, 5.00%, 7/1/2024	145,000	145,116
County of Clark, Motor Vehicle Fuel Tax
Series 2016B, Rev., 5.00%, 7/1/2024	125,000	125,105
Series 2020 C, Rev., 5.00%, 7/1/2026	45,000	46,349
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,158
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	65,000	66,956
County of Clark, Transportation Improvement, Limited Tax
Series 2018 B, GO, 5.00%, 12/1/2024	125,000	125,790
Series 2018B, GO, 5.00%, 12/1/2025	35,000	35,768

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Las Vegas Valley Water District
Series 2016B, GO, 5.00%, 6/1/2024	25,000	25,000
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,567
Las Vegas Valley Water District, Limited Tax
Series 2019 B, GO, 5.00%, 6/1/2024	150,000	150,000
Series 2019A, GO, 5.00%, 6/1/2024	825,000	825,000
Series 2021 B, GO, 5.00%, 6/1/2025	125,000	126,857
Series 2018 B, GO, 5.00%, 6/1/2026	360,000	370,843
Nevada System of Higher Education
Series 2014A, Rev., 5.00%, 7/1/2024	265,000	265,198
Series 2015A, Rev., 5.00%, 7/1/2024	130,000	130,097
Series 2023, Rev., 5.00%, 7/1/2025	20,000	20,320
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Series 2016, Rev., 5.00%, 12/1/2024	500,000	503,338
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 11/1/2024	110,000	110,587
Series 2015B, GO, 5.00%, 11/1/2025	20,000	20,262
State of Nevada, Limited Tax Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,012
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2026	150,000	154,753
Washoe County School District
Series A, GO, PSF-GTD, 5.00%, 6/1/2024	80,000	80,000
Series 2015A, GO, 5.00%, 6/1/2025	25,000	25,362
Total Nevada		11,085,899
New Hampshire — 0.0% ^
New Hampshire Health and Education Facilities Authority Act Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	46,036
New Hampshire Municipal Bond Bank
Series 2020 B, Rev., 5.00%, 8/15/2024	100,000	100,226
Series 2016 E, Rev., 5.00%, 8/15/2025	150,000	152,721
State of New Hampshire
Series 2017B, GO, 5.00%, 12/1/2024	20,000	20,136
Series 2018 A, GO, 5.00%, 12/1/2024	70,000	70,478
Series 2020 C, GO, 5.00%, 12/1/2024	825,000	830,629
Windham School District Series 2014A, GO, 5.00%, 7/15/2024	60,000	60,065
Total New Hampshire		1,280,291
New Jersey — 9.2%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Rev., GTD, 4.50%, 5/28/2025	11,900,000	11,971,352
Borough of Bellmawr County of Camden, New Jersey Bond, General Improvement Water Utility Note Series 2023A, GO, BAN, 4.50%, 8/6/2024	6,693,506	6,697,663
Borough of Carlstadt GO, BAN, 4.50%, 5/2/2025	11,778,000	11,846,917
Borough of East Rutherford GO, BAN, 4.25%, 4/4/2025	13,040,000	13,094,524
Borough of Emerson GO, BAN, 4.50%, 7/26/2024	3,701,000	3,700,160
Borough of Englewood Cliffs GO, BAN, 4.50%, 8/8/2024	1,885,830	1,886,269
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	2,380,625	2,380,693
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	1,272,625	1,272,787
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	4,754,000	4,800,250
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	3,568,000	3,569,823
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,885,000	2,886,160
Borough of Northvale GO, BAN, 5.00%, 9/13/2024	4,498,109	4,502,290

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Borough of Ogdensburg GO, BAN, 4.50%, 7/26/2024	1,475,000	1,474,552
Borough of Ramsey GO, BAN, 4.50%, 2/28/2025	6,300,000	6,304,337
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	2,877,000	2,887,664
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	3,743,300	3,757,434
Borough of Sussex GO, BAN, 4.50%, 7/19/2024	3,034,000	3,033,815
Borough of Upper Saddle River GO, BAN, 4.25%, 3/21/2025	6,076,000	6,075,251
Borough of Woodland Park GO, BAN, 4.50%, 5/1/2025	7,290,000	7,336,429
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	35,044
Brick Township Municipal Utilities Authority (The) Series 2016 B, Rev., GTD, 5.00%, 12/1/2025	200,000	204,420
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	5,100,000	5,125,481
Camden County Improvement Authority (The) Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	25,076
Camden County Improvement Authority (The), City Hall Project Rev., GTD, 5.00%, 12/1/2025	30,000	30,707
City of Linwood GO, BAN, 4.50%, 7/26/2024	1,862,600	1,862,289
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,549
City of Ocean City, General Improvement GO, 4.00%, 9/15/2025	40,000	40,200
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	7,225,000	7,225,722
County of Atlantic GO, 0.50%, 6/1/2024	1,805,000	1,805,000
County of Essex Series 2017, GO, 5.00%, 8/1/2025	25,000	25,447
County of Hudson
Series 2014, GO, 5.00%, 12/1/2024	85,000	85,555
Series B, GO, 4.00%, 7/1/2025	40,000	40,222
Gloucester County Improvement Authority (The) Series 2013A, Rev., GTD, 5.00%, 9/1/2024	15,000	15,013
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	24,861
Hudson County Improvement Authority, Courthouse Project
Rev., 4.00%, 10/1/2025	120,000	120,671
Series 2020, Rev., 5.00%, 10/1/2026	95,000	98,275
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,525
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	1,600,000	1,613,174
Middletown Township Board of Education GO, 2.25%, 8/1/2024	720,000	716,899
Monmouth County Improvement Authority (The)
Series 2015, Rev., GTD, 5.00%, 12/1/2024	25,000	25,169
Series 2019 B, Rev., GTD, 5.00%, 12/1/2024	85,000	85,575
Series 2019 B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,698
New Jersey Building Authority
Series 2016A, Rev., 5.00%, 6/15/2024 (b)	75,000	75,023
Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	41,242
New Jersey Economic Development Authority
Series 2014PP, Rev., 5.00%, 6/15/2024	25,000	25,008
Series 2015A, Rev., 5.00%, 6/15/2024	400,000	400,112
Series WW, Rev., 5.00%, 6/15/2025 (b)	145,000	147,219
Series XX, Rev., 5.25%, 6/15/2025 (b)	55,000	55,980
Series A, Rev., 4.00%, 11/1/2027	25,000	25,285
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	68,295
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,568
New Jersey Economic Development Authority, Department of the Treasury Series 2014PP, Rev., 5.00%, 6/15/2024 (b)	25,000	25,008
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., 5.00%, 6/15/2024 (b)	60,000	60,018
Series 2018FFF, Rev., 5.00%, 6/15/2024	50,000	50,014

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series XX, Rev., 5.00%, 6/15/2024	800,000	800,224
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000,000	7,020,880
Series 2014PP, Rev., AGM-CR, 5.00%, 6/15/2025	3,500,000	3,502,980
Series 2005N-1, Rev., AGM, 5.50%, 9/1/2025	195,000	200,139
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,910
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,803,259
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,611,524
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,053
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,665,647
New Jersey Educational Facilities Authority Series 2015D, Rev., 5.00%, 7/1/2025	45,000	45,767
New Jersey Educational Facilities Authority, College of New Jersey
Series 2015G, Rev., 5.00%, 7/1/2024 (b)	25,000	25,021
Series 2015G, Rev., 5.00%, 7/1/2025 (b)	80,000	81,280
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Series 2014, Rev., 5.00%, 6/15/2024	120,000	120,035
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	75,000	75,183
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Series 2016, Rev., 5.00%, 7/1/2025	100,000	101,440
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	238,139
Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	200,000	204,409
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program Series 2017, Rev., 5.00%, 10/1/2024	1,000,000	1,003,451
New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System Series 2016A, Rev., 5.00%, 7/1/2024	75,000	75,053
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	1,260,000	1,260,944
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,674
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Rev., 5.00%, 7/1/2026	50,000	51,310
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2024	440,000	441,056
Rev., 5.00%, 7/1/2025	220,000	220,257
Rev., 5.00%, 7/1/2026	1,125,000	1,129,512
Series 2013, Rev., 5.00%, 7/1/2027	190,000	190,698
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2019A, Rev., 5.00%, 12/1/2024	40,000	40,204
New Jersey Housing and Mortgage Finance Agency, NBA-New Brunswick LLC Series 2022C-2, Rev., 3.13%, 8/1/2024 (c)	5,100,000	5,078,883
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2015A-R1, Rev., GTD, 5.00%, 9/1/2024	35,000	35,108
New Jersey Sports and Exposition Authority Series 2018A, Rev., 5.00%, 9/1/2024	210,000	210,333
New Jersey Transportation Trust Fund Authority
Series 2019 A, Rev., 5.00%, 12/15/2024	265,000	266,597
Series 2021 A, Rev., 5.00%, 6/15/2029	25,000	26,709
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	334,860
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	650,000	650,382
Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,026,471
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2013A, Rev., 5.00%, 6/15/2024	150,000	150,044
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,515,000	2,462,919

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2010D, Rev., 5.00%, 12/15/2024	50,000	50,301
Series 2021 A, Rev., 5.00%, 6/15/2026	100,000	102,683
Series 2018 A, Rev., 5.00%, 12/15/2026	25,000	25,848
Series 2019 A, Rev., 5.00%, 12/15/2026	150,000	155,086
Series 2018 A, Rev., 5.00%, 12/15/2027	70,000	73,348
Series 2019 A, Rev., 5.00%, 12/15/2027	30,000	31,435
Series 2021 A, Rev., 5.00%, 6/15/2028	25,000	26,376
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 7/1/2024	125,000	125,070
Series 2004 C-2, Rev., AMBAC, 5.50%, 1/1/2025	70,000	70,762
Series 2014A, Rev., 5.00%, 1/1/2027	2,310,000	2,311,270
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	3,713,000	3,712,867
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	50,086
South Brunswick Township Board of Education GO, 5.00%, 8/1/2024	45,000	45,039
State of New Jersey GO, 5.00%, 6/1/2025 (b)	205,000	208,064
State of New Jersey, COVID -19
Series 2020 A, GO, 5.00%, 6/1/2024	350,000	350,000
Series 2020 A, GO, 5.00%, 6/1/2025	500,000	507,145
Series 2020 A, GO, 5.00%, 6/1/2029	50,000	53,777
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	400,000	411,755
Series 2020 A, GO, 5.00%, 6/1/2028	365,000	386,843
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2024	20,000	20,000
GO, 5.00%, 6/1/2025 (b)	65,000	65,971
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	1,415,000	1,415,000
Series 2018A, Rev., 5.00%, 6/1/2026	265,000	270,950
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	6,302,000	6,320,515
Town of Westfield GO, BAN, 4.75%, 11/8/2024	2,445,000	2,449,487
Township of Brick GO, BAN, 4.25%, 3/19/2025	6,751,800	6,774,032
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	40,284
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	3,232,000	3,232,121
Township of Hamilton Series 2013, GO, 4.00%, 8/1/2024	50,000	49,999
Township of Harrison GO, 4.00%, 8/1/2025	50,000	50,244
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,710,000	2,710,102
Township of Little Falls, General Improvement GO, 4.00%, 8/15/2025	30,000	30,135
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024	6,155,000	6,158,071
Township of Montville GO, BAN, 5.00%, 11/6/2024	3,000,000	3,012,284
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	2,568,000	2,569,789
Township of Ocean GO, BAN, 4.50%, 5/28/2025	4,200,000	4,222,775
Township of Parsippany-Troy Hills Series 2023, GO, BAN, 5.00%, 10/31/2024	8,250,000	8,283,724
Township of Pennsauken Series 2023A, GO, BAN, 4.50%, 7/12/2024	2,089,900	2,089,967
Township of Raritan GO, BAN, 4.50%, 4/24/2025	3,383,000	3,396,969
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	25,196
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	3,024,000	3,024,091
Township of Scotch Plains GO, BAN, 4.50%, 1/17/2025	5,800,000	5,810,028
Township of South Brunswick Series 2020, GO, 4.00%, 10/1/2024	200,000	199,809

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Washington GO, 4.00%, 3/1/2025	30,000	30,066
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	98,264
Township of West Orange Series 203A, GO, 5.00%, 11/7/2024	15,000,000	15,078,160
Total New Jersey		242,198,857
New Mexico — 0.2%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2024	55,000	55,034
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2025	45,000	45,701
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Series 2017, Rev., 5.00%, 7/1/2026	150,000	154,648
Albuquerque Municipal School District No. 12 Series 2021B, GO, 5.00%, 8/1/2024	20,000	20,039
Albuquerque Municipal School District No. 12, School Building Series 2018, GO, 5.00%, 8/1/2024	100,000	100,197
City of Albuquerque Series A, GO, 5.00%, 7/1/2024	30,000	30,019
City of Santa Fe, Wastewater Utility System Series 2019, Rev., 5.00%, 6/1/2024	125,000	125,000
New Mexico Finance Authority
Series 2020 A, Rev., 5.00%, 6/15/2025	40,000	40,631
Series 2021 A, Rev., 5.00%, 6/15/2025	200,000	203,155
Series 2018 A, Rev., 5.00%, 6/15/2026	150,000	154,679
Series 2021 A, Rev., 5.00%, 6/15/2026	230,000	237,174
New Mexico Finance Authority, Senior Lien Public Project
Series 2018 A, Rev., 5.00%, 6/1/2024	120,000	120,000
Series 2020B, Rev., 5.00%, 6/1/2024	405,000	405,000
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016C, Rev., 5.00%, 6/1/2024	25,000	25,000
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series B-2, Rev., 5.00%, 6/15/2024	20,000	20,007
Series 2018 A, Rev., 5.00%, 6/15/2025	35,000	35,552
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	49,983
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	30,003
Santa Fe Public School District Series 2022A, GO, 5.00%, 8/1/2025	75,000	76,159
State of New Mexico
Series 2019, GO, 5.00%, 3/1/2025	50,000	50,522
Series 2023, GO, 5.00%, 3/1/2026	395,000	405,458
Series A, GO, 5.00%, 3/1/2026	25,000	25,662
State of New Mexico Severance Tax Permanent Fund
Series B, Rev., 4.00%, 7/1/2024	215,000	215,015
Series 2018A, Rev., 5.00%, 7/1/2024	20,000	20,017
Series A, Rev., 5.00%, 7/1/2024	120,000	120,100
Series 2015 A, Rev., 5.00%, 7/1/2025	25,000	25,401
Series 2016 D, Rev., 5.00%, 7/1/2025	25,000	25,401
Series 2017 A, Rev., 5.00%, 7/1/2025	125,000	127,004
Series 2018A, Rev., 5.00%, 7/1/2025	120,000	121,924
Series 2022A, Rev., 5.00%, 7/1/2025	50,000	50,802
Series 2017 A, Rev., 5.00%, 7/1/2026	20,000	20,620
Series 2020A, Rev., 5.00%, 7/1/2026	300,000	309,296
State of New Mexico, Capital Projects GO, 5.00%, 3/1/2025	55,000	55,574
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	50,000	50,042
University of New Mexico (The), Subordinate Lien System
Series 2014C, Rev., 5.00%, 6/1/2024	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
Series 2016 A, Rev., 5.00%, 6/1/2024	75,000	75,000
Series 2016 A, Rev., 5.00%, 6/1/2025	485,000	491,768
Total New Mexico		4,142,587
New York — 19.1%
Amityville Union Free School District GO, TAN, 4.75%, 6/14/2024	250,000	250,046
Ardsley Union Free School District Series 2015, GO, 5.00%, 6/1/2024	20,000	20,000
Build NYC Resource Corp., The New York Methodist Hospital Project Series 2014, Rev., 5.00%, 7/1/2024 (b)	30,000	30,020
Build NYC Resource Corp., YMCA of Greater New York Project Series 2015, Rev., 4.00%, 8/1/2025 (b)	1,915,000	1,922,348
Canton Central School District Series 2023B, GO, BAN, 4.50%, 7/5/2024	14,850,000	14,851,953
Chenango Forks Central School District Series 2023B, GO, BAN, 4.50%, 6/28/2024	14,065,000	14,064,997
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	2,700,000	2,718,173
City of Long Beach Series 2024A, GO, BAN, 4.50%, 9/27/2024	10,767,000	10,770,873
City of New York
Series 2014J, GO, 5.00%, 8/1/2028	40,000	40,059
Series G, GO, 4.00%, 8/1/2029	50,000	49,195
City of New York, Fiscal Year 2004 Series 2004A-6, GO, 5.00%, 8/1/2024	50,000	50,035
City of New York, Fiscal Year 2008 Series 2008 L-6, GO, 5.00%, 4/1/2028	30,000	31,752
City of New York, Fiscal Year 2011 Series 2011 F-3, GO, 5.00%, 12/1/2024	45,000	45,304
City of New York, Fiscal Year 2013 Series A, GO, 5.00%, 8/1/2027	75,000	76,016
City of New York, Fiscal Year 2014
Series 2014 I-1, GO, 5.00%, 3/1/2025	45,000	45,041
Series 2014J, GO, 5.00%, 8/1/2025	60,000	60,124
Series 2014I-1, GO, 5.00%, 3/1/2026	50,000	50,106
City of New York, Fiscal Year 2015
Series 2015A, GO, 5.00%, 8/1/2024	25,000	25,049
Series 2015A, GO, 5.00%, 8/1/2026	30,000	30,045
City of New York, Fiscal Year 2016
Series E, GO, 5.00%, 8/1/2024	90,000	90,177
Series C, GO, 5.00%, 8/1/2025	20,000	20,338
Series E, GO, 5.00%, 8/1/2025	250,000	254,227
Series E, GO, 5.00%, 8/1/2026	35,000	36,141
City of New York, Fiscal Year 2017
Series 2017 B, GO, 5.00%, 12/1/2024	50,000	50,338
Series C, GO, 5.00%, 8/1/2025	115,000	116,945
Series 2017 A, GO, 5.00%, 8/1/2027	40,000	41,075
Series 2017 A, GO, 5.00%, 8/1/2029	130,000	133,221
City of New York, Fiscal Year 2018 Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,125
City of New York, Fiscal Year 2019
Series G, GO, 5.00%, 8/1/2024	35,000	35,060
Series 2019 E, GO, 5.00%, 8/1/2025	20,000	20,338
Series A, GO, 5.00%, 8/1/2025	100,000	101,691
Series G, GO, 5.00%, 8/1/2026	225,000	225,174
City of New York, Fiscal Year 2020 Series 2020 C-1, GO, 5.00%, 8/1/2028	30,000	31,916
City of New York, Fiscal Year 2021
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2025	50,000	50,846
Series 2021 C, GO, 5.00%, 8/1/2026	35,000	36,141

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-1, GO, 5.00%, 5/1/2025	75,000	76,029
Series 2022C, GO, 5.00%, 8/1/2026	50,000	51,630
City of New York, Fiscal Year 2023 Series 2023 Subseries A-1, GO, 5.00%, 9/1/2025	25,000	25,454
City of New York, Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,261
City of Troy GO, BAN, 4.50%, 7/26/2024	5,971,812	5,972,266
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	14,200,000	14,201,230
County of Erie Series B, GO, 5.00%, 6/1/2024	125,000	125,000
County of Monroe Series 2021, GO, 5.00%, 6/1/2024	300,000	300,000
County of Nassau, General Improvement Series 2016A, GO, 5.00%, 1/1/2025	50,000	50,405
County of Westchester Series 2019 D, GO, 5.00%, 12/15/2024	40,000	40,311
Deposit Central School District Series 2023A, GO, BAN, 4.75%, 6/28/2024	2,497,050	2,497,335
East Aurora Union Free School District GO, BAN, 4.50%, 6/18/2025 (f)	6,068,451	6,101,890
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	21,379,277	21,381,813
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	30,000,000	30,221,526
Evans-Brant Central School District Series 2023B, GO, BAN, 4.50%, 6/20/2024	23,608,239	23,609,471
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	3,750,000	3,750,875
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	3,545,000	3,545,045
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	2,000,000	2,000,001
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	14,683,569	14,687,810
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	10,890,000	10,895,251
Horseheads Central School District Series 2023, GO, BAN, 4.75%, 6/21/2024	205,000	205,065
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2025	45,000	45,450
Iroquois Central School District GO, 5.00%, 6/15/2025	25,000	25,346
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	2,330,000	2,330,342
GO, BAN, 4.50%, 6/28/2024	4,375,000	4,374,825
Lakeland Central School District GO, BAN, 4.50%, 8/16/2024	3,416,000	3,417,358
Lancaster Central School District
Series 2020 A, GO, 5.00%, 6/1/2024	230,000	230,000
GO, BAN, 4.50%, 6/6/2025 (f)	5,900,000	5,947,389
Le Roy Central School District Series 2023B, GO, BAN, 4.75%, 6/28/2024	6,290,000	6,291,456
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	8,820,000	8,821,406
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	119,509
Rev., 1.00%, 9/1/2025	315,000	300,455
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,825,000	2,824,952
Malone Central School District GO, BAN, 4.50%, 6/27/2024	10,335,250	10,335,130
Massena Central School District GO, BAN, 4.50%, 6/28/2024	14,070,000	14,071,418
Metropolitan Transportation Authority
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 2.10%, 6/1/2024 (c)	15,950,000	15,950,000
Series 2014B, Rev., 5.00%, 6/24/2024	130,000	130,071
Series 2016D, Rev., 4.00%, 11/15/2024	125,000	125,069
Series 2014C, Rev., 5.00%, 11/15/2024	160,000	160,795
Series 2014D-1, Rev., 5.00%, 11/15/2024 (b)	30,000	30,174
Series 2016B, Rev., 5.00%, 11/15/2024	100,000	100,495
Series 2017B, Rev., 5.00%, 11/15/2024	275,000	276,362
Series D-1, Rev., 5.00%, 11/15/2024	30,000	30,149

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A-1, Rev., 5.00%, 11/15/2025	20,000	20,260
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2013B-1, Rev., 5.00%, 11/15/2024	175,000	175,381
Series 2016A, Rev., 5.00%, 11/15/2025	50,000	51,135
Series B-1, Rev., 5.00%, 11/15/2025	25,000	25,568
Series B-2, Rev., 5.00%, 11/15/2025	50,000	51,136
Middle Country Central School District at Centereach Series 2013, GO, 4.00%, 8/15/2024	70,000	70,011
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	1,000,000	1,003,249
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.90%, 6/12/2024 (c)	25,000,000	25,000,000
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,303,282
New York City Municipal Water Finance Authority Series 2015 HH, Rev., 5.00%, 6/15/2025	25,000	25,397
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020 CC-1, Rev., 5.00%, 6/15/2026	60,000	61,919
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 6/15/2027	25,000	25,482
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.15%, 6/1/2024 (c)	25,000,000	25,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.25%, 6/1/2024 (c)	20,000,000	20,000,000
New York City Transitional Finance Authority Building Aid
Series 2015 S-2, Rev., 5.00%, 7/15/2025	25,000	25,429
Series 2015 Series S-1, Rev., 5.00%, 7/15/2025	35,000	35,334
Series 2019 S-3A, Rev., 5.00%, 7/15/2025	25,000	25,429
Series 2019 S-3A, Rev., 5.00%, 7/15/2026	95,000	98,162
Series 2015 Series S-1, Rev., 5.00%, 7/15/2027	205,000	206,532
Series 2016 S-1, Rev., 5.00%, 7/15/2027	305,000	311,530
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016 S-1, Rev., 5.00%, 7/15/2028	30,000	30,633
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	36,466
New York City Transitional Finance Authority, Future Tax Secured
Series B-1, Rev., 5.00%, 8/1/2024	25,000	25,049
Series 2016 A-1, Rev., 5.00%, 8/1/2025	45,000	45,804
Series B-1, Rev., 5.00%, 8/1/2025	20,000	20,357
Series 2018 -1, Rev., 5.00%, 11/1/2025	195,000	199,218
Series C, Rev., 5.00%, 11/1/2025	40,000	40,865
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	50,000	51,282
Series 2018 -1, Rev., 5.00%, 11/1/2026	20,000	20,744
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	20,000	20,744
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	36,395
Series 2015C, Rev., 5.00%, 11/1/2027	80,000	80,974
Series C, Rev., 5.00%, 11/1/2027	30,000	31,242
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.10%, 6/1/2024 (c)	20,000,000	20,000,000
Series 2014B-1, Rev., 5.00%, 11/1/2024	100,000	100,084
Series 2014 C, Rev., 5.00%, 11/1/2025	45,000	45,046
Series 2014B-1, Rev., 5.00%, 11/1/2026	60,000	60,047
Series 2014C, Rev., 5.00%, 11/1/2026	100,000	100,079

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018
Series 2018B-1, Rev., 5.00%, 8/1/2024 (b)	50,000	50,079
Series 2018B-1, Rev., 5.00%, 8/1/2024	10,000	10,020
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	40,865
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B,Subseries B-1, Rev., 5.00%, 8/1/2024	530,000	531,049
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Series 2016, Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	126,177
New York State Dormitory Authority
Series E, Rev., 5.00%, 10/1/2024	115,000	115,465
Series F, Rev., 5.00%, 10/1/2024	25,000	25,095
Series 2015 B, Rev., 5.00%, 7/1/2025 (b)	25,000	25,389
Series 2016 A, Rev., 5.00%, 7/1/2025	250,000	253,876
Series 2019 A, Rev., 5.00%, 10/1/2025	265,000	270,272
Series 2023 A, Rev., AGM, 5.00%, 10/1/2025	350,000	356,780
Series 2024A, Rev., AGM, 5.00%, 10/1/2025 (f)	2,650,000	2,699,741
Series 2024A, Rev., AGM, 5.00%, 10/1/2026 (f)	1,500,000	1,548,693
Series 2023D, Rev., AGM, 5.00%, 10/1/2027	25,000	26,148
Series 2018 1, Rev., 5.00%, 1/15/2028	110,000	116,012
Series 2016 A, Rev., 5.00%, 3/15/2028	80,000	82,502
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,179
Series 2016 A, Rev., 5.00%, 7/1/2029	30,000	30,907
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2025	20,000	20,428
New York State Dormitory Authority, Cornell University
Series 2016 A, Rev., 5.00%, 7/1/2026	50,000	51,744
Series 2020A, Rev., 5.00%, 7/1/2026	40,000	41,395
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	140,000	140,077
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2024	90,000	90,025
Series 2015A, Rev., 5.00%, 7/1/2025	270,000	272,348
New York State Dormitory Authority, New York University
Series 2019A, Rev., 5.00%, 7/1/2025	40,000	40,661
Series 2016 A, Rev., 5.00%, 7/1/2026	35,000	36,192
New York State Dormitory Authority, Pratt institute Series 2015A, Rev., 5.00%, 7/1/2024 (b)	265,000	265,180
New York State Dormitory Authority, Pratt Institute Series 2015A, Rev., 5.00%, 7/1/2024 (b)	45,000	45,031
New York State Dormitory Authority, Sales Tax
Series A, Rev., 5.00%, 6/14/2024	775,000	775,233
Series 2024A, Rev., AGM, 5.00%, 10/1/2027 (f)	1,550,000	1,620,311
New York State Dormitory Authority, School Districts Financing Program
Series 2014A, Rev., AGM, 5.00%, 10/1/2024	250,000	251,051
Series 2017G, Rev., 5.00%, 10/1/2024	90,000	90,364
Series 2018A, Rev., 5.00%, 10/1/2024	345,000	346,394
Series 2017G, Rev., 5.00%, 10/1/2025	105,000	107,089
Series 2018 A, Rev., 5.00%, 10/1/2025	40,000	40,796
Series H, Rev., 5.00%, 10/1/2025	10,000	10,010
Series 2018 A, Rev., 5.00%, 10/1/2026	25,000	25,815
New York State Dormitory Authority, State Personal Income Tax Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	77,742

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, State Sales Tax Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,305
New York State Environmental Facilities Corp. Series 2024A, Rev., 5.00%, 6/15/2025	35,000	35,556
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.97%, 6/12/2024 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,560
Series K, Rev., 5.00%, 1/1/2028	35,000	35,224
New York State Urban Development Corp.
Series 2015 A, Rev., 5.00%, 9/15/2025 (b)	45,000	45,900
Series 2016 A, Rev., 5.00%, 3/15/2026 (b)	85,000	87,399
Series 2016 A, Rev., 5.00%, 3/15/2026	25,000	25,699
Series 2017C, Rev., 5.00%, 3/15/2026	30,000	30,839
New York State Urban Development Corp., State Personal Income Tax Series 2016A, Rev., 5.00%, 3/15/2025 (b)	30,000	30,354
Nyack Union Free School District Series 2019, GO, 5.00%, 6/15/2024	110,000	110,035
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	11,160,000	11,159,117
Orange and Ulster Counties Board Coop Educational Services Sole Supervisory District Rev., RAN, 4.75%, 7/26/2024	100,000	100,086
Oriskany Central School District Series 2023B, GO, BAN, 4.50%, 7/5/2024	4,870,000	4,869,788
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	7,500,000	7,500,499
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	5,765,000	5,765,825
Port Authority of New York and New Jersey, Consolidated
Series 189, Rev., 5.00%, 5/1/2025	145,000	147,008
Rev., 5.00%, 10/15/2025	50,000	51,056
Rev., 5.00%, 11/15/2025	25,000	25,567
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,100
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,019
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,097
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,806
Sachem Central School District Series 2016, GO, 5.00%, 10/15/2024	40,000	40,179
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	320,000	321,579
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,855,000	2,854,994
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	11,220,000	11,223,465
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	10,100,000	10,100,953
South Country Central School District at Brookhaven Series 2016, GO, 4.00%, 7/15/2024	50,000	50,006
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	8,752,842	8,752,465
Suffolk County Water Authority Series 2014A, Rev., 5.00%, 6/1/2024 (b)	75,000	75,000
Three Village Central School District Brookhaven and Smithtown GO, 5.00%, 5/15/2025	30,000	30,394
Town of Brookhaven
Series 2020, GO, 4.00%, 7/15/2024	120,000	120,037
Series 2016, GO, 4.00%, 3/15/2028	60,000	60,076
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	3,400,000	3,404,407
Town of Hempstead Series 2018 A, GO, 5.00%, 6/15/2025	20,000	20,364
Town of Lancaster Series 2023A, GO, BAN, 4.50%, 7/19/2024	6,469,500	6,470,220
Town of Monroe GO, BAN, 4.50%, 8/2/2024	2,700,000	2,702,334
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	3,658,000	3,660,369
Town of Riverhead Series 2023B, GO, BAN, 4.50%, 8/15/2024	2,850,000	2,851,345
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	4,200,000	4,200,108
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2025	80,000	81,747

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2023 B-2, Rev., 5.00%, 11/15/2026	25,000	25,964
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,952
Series B, Rev., 5.00%, 11/15/2026	30,000	31,157
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,032,758
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2025	20,000	20,437
Series 2023 A, Rev., 5.00%, 11/15/2026	25,000	25,964
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2022A, Rev., BAN, 5.00%, 8/15/2024	55,000	55,122
Series 2022B, Rev., BAN, 5.00%, 12/16/2024	345,000	347,392
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,519,528	1,519,601
Village of Farmingdale Series l, GO, BAN, 4.25%, 1/30/2025	4,900,000	4,908,492
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,550,000	1,550,228
Warwick Valley Central School District Series 2023A, GO, BAN, 4.75%, 6/28/2024	5,017,154	5,018,497
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,900,000	2,899,822
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	2,245,000	2,245,300
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	6,464,000	6,464,197
Total New York		503,866,872
North Carolina — 0.3%
Cape Fear Public Utility Authority, Water and Sewer System Series 2014A, Rev., 5.00%, 6/1/2024 (b)	45,000	45,000
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (c)	1,430,000	1,438,335
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System Series 2016 A, Rev., 5.00%, 1/15/2025	75,000	75,558
City of Charlotte Series 2015, GO, 5.00%, 12/1/2024	30,000	30,203
City of Charlotte Airport Series C, Rev., 5.00%, 7/1/2025	50,000	50,768
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	51,644
City of Charlotte, Airport Special Facilities Series A, Rev., 5.00%, 7/1/2024	35,000	35,027
City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	60,000
City of Durham Series 2023, Rev., 5.00%, 10/1/2024	75,000	75,320
City of Greensboro Combined Water and Sewer System Series 2022, Rev., 5.00%, 6/1/2024	65,000	65,000
City of Sanford, Utility Systems Series 2019, Rev., 5.00%, 6/1/2024	70,000	70,000
City of Winston-Salem Water and Sewer System Series 2020 A, Rev., 5.00%, 6/1/2024	210,000	210,000
County of Buncombe
Series A, Rev., 4.00%, 6/1/2024 (b)	20,000	20,000
Series A, Rev., 5.00%, 6/1/2024 (b)	75,000	75,000
Series A, Rev., 5.00%, 6/1/2024	70,000	70,000
County of Dare Series 2013 A, Rev., 5.00%, 6/1/2024	25,000	25,000
County of Davidson Series 2020, Rev., 5.00%, 6/1/2024	25,000	25,000
County of Granville Series 2013, GO, 4.00%, 6/1/2024	25,000	25,000
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	50,000	52,624
County of Johnston Series 2014, Rev., 5.00%, 6/1/2024 (b)	50,000	50,000
County of Mecklenburg
Series 2015A, Rev., 5.00%, 10/1/2024	50,000	50,200
Series 2016 B, GO, 5.00%, 12/1/2024	25,000	25,170
County of New Hanover Series 2017, Rev., 5.00%, 10/1/2025 (b)	100,000	101,659
County of New Hanover, Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	30,000	31,350
County of Wake
Series 2016 A, Rev., 5.00%, 12/1/2024	45,000	45,305

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2021, Rev., 5.00%, 3/1/2026	80,000	82,185
Series 2020 A, GO, 5.00%, 4/1/2026	45,000	46,315
County of Wake, Hospital System Rev., NATL - RE, 5.13%, 10/1/2026 (b)	75,000	76,098
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	390,000	390,000
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	20,384
North Carolina Housing Finance Agency, Homeownership Series 44, Rev., 1.50%, 7/1/2024	230,000	229,120
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	325,000	330,895
North Carolina Medical Care Commission, Duke University Health Health Series 2016 A, Rev., 5.00%, 6/1/2024	130,000	130,000
North Carolina Medical Care Commission, Duke University Health System Series 2016 A, Rev., 5.00%, 6/1/2025	160,000	162,123
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	160,128
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	75,000	76,441
Series 2016 A, Rev., 5.00%, 1/1/2027	45,000	46,144
Series 2016 A, Rev., 5.00%, 1/1/2028	180,000	184,445
Series 2016 A, Rev., 5.00%, 1/1/2029	115,000	117,733
North Carolina State University at Raleigh Series 2018, Rev., 5.00%, 10/1/2025	25,000	25,516
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., 5.00%, 1/1/2025	75,000	75,507
Series 2017, Rev., AGM, 5.00%, 1/1/2026	50,000	50,999
Raleigh Durham Airport Authority
Series 2020A, Rev., AMT, 5.00%, 5/1/2025	940,000	949,108
Series 2020B, Rev., 5.00%, 5/1/2025	20,000	20,275
State of North Carolina
Series 2014 B, Rev., 5.00%, 6/1/2024	190,000	190,000
Series 2016 A, GO, 5.00%, 6/1/2024	20,000	20,000
Series 2019 B, GO, 5.00%, 6/1/2024	20,000	20,000
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	440,988
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,606
Town of Chapel Hill Series 2021 A, Rev., 5.00%, 12/1/2024	345,000	347,386
University of North Carolina at Greensboro Series 2014, Rev., 4.00%, 4/1/2039	200,000	193,934
Total North Carolina		7,198,493
North Dakota — 0.0% ^
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	25,120
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	114,125
University of North Dakota Series 2021A, COP, AGM, 5.00%, 6/1/2024	770,000	770,000
West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	40,003
Total North Dakota		949,248
Ohio — 5.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2024	75,000	75,327
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	480,189
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	492,301
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,519
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,993
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	73,620

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,970,000	1,970,140
Athens City School District, Unlimited Tax Series 2023, GO, BAN, 4.75%, 6/3/2024	3,700,000	3,700,000
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	679,225
Bowling Green City School District, Ohio Wood County School Facilities General Obligation Unlimited Tax GO, BAN, 4.75%, 6/3/2024	2,350,000	2,350,000
Central Ohio Solid Waste Authority Series 2016, GO, 5.00%, 12/1/2024	1,000,000	1,005,938
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	3,260,000	3,280,279
City of Cincinnati
Series 2019, GO, 5.00%, 12/1/2024	125,000	125,846
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,563
City of Cleveland
Series 2019A, GO, 4.00%, 12/1/2024	75,000	75,165
Series 2015, GO, 5.00%, 12/1/2025	90,000	92,121
City of Columbus Sewerage System Series 2014, Rev., 5.00%, 6/1/2024	100,000	100,000
City of Columbus Water and Sewerage
Series 2014, Rev., 5.00%, 12/1/2024 (b)	100,000	100,529
Series 2014, Rev., 5.00%, 6/1/2026	30,000	30,153
City of Columbus, Various Purpose, Unlimited Tax Series 2014A, GO, 4.00%, 9/4/2024	145,000	144,998
City of Dublin, Various Purpose Series 2018 B, GO, 5.00%, 12/1/2024	75,000	75,074
City of Gahanna, Ohio Capital Facilities Series 2023, GO, BAN, 5.13%, 7/9/2024	3,750,000	3,761,070
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	3,000,000	3,006,762
City of Lebanon Series 2024, GO, BAN, 4.13%, 2/5/2025	3,800,000	3,797,931
City of Sandusky, Various Purpose Limited Tax GO, BAN, 4.50%, 9/6/2024	12,270,000	12,273,974
City of Strongsville, Street Improvement
Series 2023, GO, BAN, 4.50%, 6/7/2024	2,740,000	2,740,126
GO, BAN, 4.75%, 6/5/2025 (f)	1,300,000	1,307,621
Cleveland Department of Public Utilities Division of Water
Series 2019 DD, Rev., 5.00%, 1/1/2025	50,000	50,422
Series 2020 FF, Rev., 5.00%, 1/1/2026	80,000	81,968
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2025	75,000	75,591
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Series 2020, Rev., 4.00%, 12/1/2024	20,000	20,021
County of Allen
Series 2017A, Rev., 5.00%, 8/1/2025	115,000	116,525
Series 2017 A, Rev., 5.00%, 8/1/2027	25,000	26,051
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2017A, Rev., 5.00%, 8/1/2024	900,000	901,114
Series 2017 A, Rev., 5.00%, 8/1/2026	20,000	20,551
County of Cuyahoga Series 2020 A, GO, 4.00%, 12/1/2024	35,000	35,041
County of Cuyahoga Sales Tax Series 2014, Rev., 5.00%, 12/1/2024	95,000	95,573
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2024	1,850,000	1,851,737
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2024	45,000	45,199
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	460,000	474,112
County of Hamilton Sewer System Series 2014A, Rev., 5.00%, 12/1/2024	75,000	75,452
County of Hamilton, Limited Tax
Series 2015, GO, 5.00%, 12/1/2024 (b)	35,000	35,219
Series 2017 A, GO, 5.00%, 12/1/2024	150,000	150,876

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Hamilton, Metropolotan Sewer district of Greater Cincinnati
Series 2014A, Rev., 5.00%, 12/1/2027	370,000	372,229
Series 2014A, Rev., 5.00%, 12/1/2028	2,420,000	2,434,579
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2024	135,000	135,874
Series 2016A, Rev., 5.00%, 12/1/2025	40,000	40,861
Series 2016A, Rev., 5.00%, 12/1/2026	620,000	642,588
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	25,000	26,019
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	2,600,000	2,606,324
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	312,637
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project Rev., FHA, 4.00%, 6/1/2025 (c)	7,638,000	7,611,161
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments Rev., FHA, 4.75%, 12/1/2025 (c)	4,590,000	4,603,519
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	40,028
Dublin City School District
Series 2019 A, GO, 5.00%, 12/1/2024	25,000	25,163
GO, BAN, 5.00%, 12/18/2024	2,225,000	2,233,692
Dublin City School District, School Facilities Construction and Improvement Series 2019C, GO, 4.00%, 12/1/2024	20,000	20,033
Franklin County Convention Facilities Authority Series 2014, Rev., 5.00%, 12/1/2024 (b)	390,000	392,064
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2024 (b)	75,000	75,397
Series 2014, Rev., 5.00%, 12/1/2024 (b)	410,000	412,170
Greater Cleveland Regional Transit Authority Sales Tax Series 2019, Rev., 5.00%, 12/1/2024	25,000	25,157
Lakewood City School District, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2024	35,000	35,232
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (b)	970,000	970,000
Miami University
Series 2017, Rev., 5.00%, 9/1/2025	90,000	91,690
Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,862
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	398,492
Miamisburg City School District, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2024	25,000	25,145
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 3.12%, 6/13/2024 (d)	5,500,000	5,400,860
Series 2016, Rev., 5.00%, 12/1/2024	135,000	135,892
Ohio Housing Finance Agency, RAD Post Oak LLC Series 2022, Rev., 3.35%, 7/1/2024 (c)	4,740,000	4,731,038
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	3,916,000	3,941,294
Ohio State University (The)
Series 2012 A, Rev., 5.00%, 6/1/2024	35,000	35,000
Series 2020 A, Rev., 5.00%, 12/1/2026	35,000	36,322
Series 2020 A, Rev., 5.00%, 12/1/2027	100,000	105,666
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	30,000	30,773
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2024	35,000	35,000
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	185,535
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	31,209
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015 A, Rev., 5.00%, 6/1/2024	30,000	30,000
Series 2014, Rev., 5.00%, 12/1/2024	95,000	95,620
Series 2015 A, Rev., 5.00%, 12/1/2024	40,000	40,261
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,526

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2015 A, Rev., 5.00%, 6/1/2026	55,000	56,691
Ohio Water Development Authority, Drinking Water Assistance Series 2016, Rev., 5.00%, 12/1/2024	45,000	45,296
Perrysburg Exempted Village School District Series 2015, GO, 5.00%, 12/1/2024 (b)	500,000	503,012
Princeton City School District Series 2014, GO, 5.00%, 12/1/2024 (b)	25,000	25,145
Salem City School District Series 2023, GO, BAN, 5.25%, 6/3/2024	4,000,000	4,000,000
State of Ohio
Series 2018A, Rev., 5.00%, 6/1/2024	25,000	25,000
Series A, Rev., 5.00%, 6/1/2024	75,000	75,000
Series 2016 A, Rev., 5.00%, 10/1/2024	60,000	60,242
Series 2020 A, Rev., 5.00%, 10/1/2024	75,000	75,303
Series 2016 C, Rev., 5.00%, 12/1/2024	45,000	45,294
Series 1A, Rev., 5.00%, 12/15/2024	120,000	120,853
Series 2021-1A, Rev., 5.00%, 12/15/2024	60,000	60,426
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	50,454
Series 2021A, Rev., 5.00%, 2/1/2025	50,000	50,454
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70,000	71,025
Series X, GO, 5.00%, 5/1/2025	25,000	25,344
Series 2016A, GO, 5.00%, 8/1/2025	25,000	25,447
Series 2013A, GO, 5.00%, 9/15/2025	40,000	40,793
Series 2017B, GO, 5.00%, 9/15/2025	450,000	458,923
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	51,158
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,579
Series U, GO, 5.00%, 5/1/2026	70,000	72,056
Series 2020 B, GO, 5.00%, 8/1/2026	40,000	41,328
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,766
Series 2021 B, GO, 5.00%, 2/1/2027	20,000	20,834
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	35,000	35,141
State of Ohio, Capital Facilities Lease Appropriation
Series 2019 A, Rev., 5.00%, 10/1/2024 (b)	75,000	75,302
Series 2017A, Rev., 5.00%, 12/1/2024	230,000	231,502
Series 2017A, Rev., 5.00%, 12/1/2025	50,000	51,128
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	25,370
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.15%, 6/1/2024 (c)	10,000,000	10,000,000
State of Ohio, Infrastructure Improvement Series 2017B, GO, 5.00%, 9/1/2025	30,000	30,576
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2025	30,000	30,597
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2024	65,000	65,462
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020 A, Rev., 5.00%, 2/1/2026	60,000	61,509
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	102,861
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 3.20%, 6/1/2024 (c)	15,500,000	15,500,000
Series 2014B, Rev., VRDO, 3.25%, 6/12/2024 (c)	14,000,000	14,000,000
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	296,606
Series 2016A, Rev., 5.00%, 1/15/2027	95,000	96,506
State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2025	20,000	20,352
University of Akron (The)
Series 2015A, Rev., 5.00%, 1/1/2025 (b)	20,000	20,155

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2019 A, Rev., 5.00%, 1/1/2025 (b)	30,000	30,232
University of Cincinnati
Series 2014B, Rev., 5.00%, 6/1/2024	20,000	20,000
Series 2017 B, Rev., 5.00%, 6/1/2024	200,000	200,000
Series D, Rev., 5.00%, 6/1/2024	280,000	280,000
Westlake City School District Series 2014B, GO, 4.00%, 12/1/2024 (b)	45,000	45,064
Total Ohio		131,551,614
Oklahoma — 1.0%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,067
Canadian County Independent School District No. 69 Mustang
Series 2024 C, GO, 4.00%, 6/1/2026 (f)	2,565,000	2,576,284
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,552,991
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Series 2019, Rev., 5.00%, 6/1/2024	220,000	220,000
Rev., 5.00%, 6/1/2025	240,000	243,015
Edmond Public Works Authority, Sales Tax and Utility System Series 2017, Rev., 4.00%, 7/1/2024	60,000	59,999
Grand River Dam Authority
Series 2016A, Rev., 4.00%, 6/1/2024	200,000	200,000
Series 2016 A, Rev., 5.00%, 6/1/2024	140,000	140,000
Series 2014A, Rev., 5.00%, 6/1/2025	135,000	135,103
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,161
Series 2016A, Rev., 5.00%, 6/1/2026	145,000	149,186
Series 2016 A, Rev., 5.00%, 6/1/2027	95,000	98,143
Series 2014A, Rev., 5.00%, 6/1/2028	115,000	115,051
Series 2016 A, Rev., 5.00%, 6/1/2028	55,000	56,926
Oklahoma Capitol Improvement Authority Series 2015B, Rev., 5.00%, 7/1/2024	100,000	100,067
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2020 A, Rev., 5.00%, 7/1/2025	130,000	131,809
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,669
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2024	780,000	782,241
Rev., 5.00%, 10/1/2025	30,000	30,458
Oklahoma Development Finance Authority, Health System, Integris Obligated Group
Series 2020C, Rev., VRDO, 3.35%, 6/12/2024 (c)	15,610,000	15,610,000
Series 2015A, Rev., 5.00%, 8/15/2024	70,000	70,041
Oklahoma Development Finance Authority, State System Higher Education Master Real Property Series 2014A, Rev., 5.00%, 6/1/2024	50,000	50,000
Oklahoma Municipal Power Authority, Power Supply System
Series B, Rev., 5.00%, 1/1/2025	80,000	80,516
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	20,000	20,716
Oklahoma State University Series 2020 A, Rev., 5.00%, 9/1/2027	760,000	792,926
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017 D, Rev., 5.00%, 1/1/2025	215,000	216,731
Series 2020A, Rev., 5.00%, 1/1/2025	145,000	146,168
Series 2017 D, Rev., 5.00%, 1/1/2026	80,000	81,970
Series 2020 A, Rev., 5.00%, 1/1/2026	20,000	20,493
Series 2017 D, Rev., 5.00%, 1/1/2028	20,000	21,068
Oklahoma Water Resources Board, State Loan Program Series 2023 B, Rev., 5.00%, 10/1/2024	200,000	200,894

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project Rev., 5.00%, 9/1/2025	35,000	35,032
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019 A, Rev., 5.00%, 9/1/2027	145,000	151,714
Tulsa Public Facilities Authority, Capital Improvement Series 2019, Rev., 5.00%, 6/1/2024	600,000	600,000
Total Oklahoma		27,125,439
Oregon — 0.1%
City of Bend Series 2016, Rev., 5.00%, 12/1/2024	25,000	25,164
City of Canby Series 2021 A, GO, 4.00%, 6/1/2024	275,000	275,000
City of Eugene Electric Utility System Series 2016 A, Rev., 5.00%, 8/1/2025	205,000	208,495
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	140,013
City of Portland Sewer System, First Lien
Series 2015A, Rev., 5.00%, 6/1/2024	250,000	250,000
Series 2015A, Rev., 5.00%, 6/1/2025	110,000	111,623
City of Portland Sewer System, Second Lien Series 2019 A, Rev., 5.00%, 3/1/2026	25,000	25,665
City of Portland Water System, Second Lien Series 2013 A, Rev., 5.00%, 10/1/2025	250,000	250,591
City of Salem Water and Sewer
Series 2017, Rev., 5.00%, 6/1/2024	100,000	100,000
Series 2017, Rev., 5.00%, 6/1/2025	165,000	167,435
City of Tualatin Series 2018, GO, 5.00%, 6/15/2024	95,000	95,027
Clackamas County School District No. 12 North Clackamas Series 2014, GO, 5.00%, 6/15/2024 (b)	250,000	250,081
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2024	50,000	50,017
County of Clackamas Series 2018, GO, 5.00%, 6/1/2024	65,000	65,000
County of Washington Series 2016 B, GO, 5.00%, 6/1/2024	55,000	55,000
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (c)	260,000	260,302
Lane County School District No. 4J Eugene Series 2014, GO, 4.00%, 6/15/2024 (b)	120,000	119,998
Metro, Oregon Convention Center Hotel Project Rev., 5.00%, 6/15/2025	20,000	20,289
Multnomah County School District No. 1 Portland, Limited Tax Series 2015B, GO, 5.00%, 6/15/2025	50,000	50,783
Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2024	110,000	110,022
Oregon State Lottery Series C, Rev., 5.00%, 7/29/2024	105,000	105,159
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50,000	50,772
State of Oregon
Series L, GO, 5.00%, 8/1/2025	25,000	25,444
Series 2023 A, GO, 5.00%, 5/1/2026	25,000	25,706
Series 2019 D, GO, 5.00%, 6/1/2026	50,000	51,479
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2025	30,000	30,681
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program Series 2020A, Rev., 0.90%, 7/1/2024	435,000	433,798
Tri-County Metropolitan Transportation District of Oregon Series 2017A, Rev., 5.00%, 10/1/2025	505,000	513,779
Total Oregon		3,867,323
Pennsylvania — 6.3%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	71,188
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2025	135,000	135,994
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2024	2,315,000	2,316,990
Series 2019 A, Rev., 5.00%, 7/15/2025	20,000	20,299
Series 2019 A, Rev., 5.00%, 7/15/2026	110,000	112,918

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2024	50,000	50,066
Allegheny County Sanitary Authority Series 2016, Rev., AGM, 5.00%, 12/1/2025	60,000	61,177
Allegheny County Sanitary Authority, Sewer
Series 2015, Rev., 5.00%, 12/1/2024	1,005,000	1,010,330
Rev., 5.00%, 12/1/2026	65,000	65,036
Ambridge Borough Water Authority Series 2019, Rev., 4.00%, 11/15/2024	25,000	25,009
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2018, Rev., 5.00%, 5/15/2025 (b)	2,505,000	2,582,217
Bethel Park School District GO, 5.00%, 8/1/2025	35,000	35,573
Borough of Hanover Series 2020B, GO, 4.00%, 10/1/2024	25,000	25,000
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	24,904
Centennial School District Bucks County
Series 2017 B, GO, 5.00%, 12/15/2024	25,000	25,145
Series 2017A, GO, 5.00%, 12/15/2024	50,000	50,289
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,551
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2025	150,000	150,117
Cheltenham Township School District Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,030
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	51,447
City of Philadelphia
Series 2017, GO, 5.00%, 8/1/2024	50,000	50,071
Series 2017A, GO, 5.00%, 8/1/2024	250,000	250,356
Series 2019A, GO, 5.00%, 8/1/2024	125,000	125,178
Series 2015A, GO, 5.00%, 8/1/2025	25,000	25,364
Series 2019 A, GO, 5.00%, 8/1/2025	300,000	304,365
Series 2021 A, GO, 5.00%, 5/1/2026	50,000	51,234
Series 2017 A, GO, 5.00%, 8/1/2026	85,000	87,618
Series 2021A, GO, 5.00%, 5/1/2028	40,000	42,158
Series 2015A, GO, 5.00%, 8/1/2029	235,000	237,921
City of Philadelphia Water and Wastewater Series 2019 A, GO, 5.00%, 8/1/2026	30,000	30,924
City of Philadelphia Water And Wastewater Series 2016, Rev., 5.00%, 10/1/2025	105,000	107,060
City of Philadelphia, Airport System
Series 2017A, Rev., 5.00%, 7/1/2024	795,000	795,488
Series 2020A, Rev., 5.00%, 7/1/2024	125,000	125,077
City of Philadelphia, Water and Wastewater Series 2015A, Rev., 5.00%, 7/1/2024 (b)	610,000	610,457
Commonwealth Financing Authority
Series B-1, Rev., 5.00%, 6/1/2024	120,000	120,000
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50,000	50,704
Series 2019B, Rev., 5.00%, 6/1/2027	155,000	161,365
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	3,005,000	3,005,000
Rev., 5.00%, 6/1/2025	400,000	404,028
Rev., 5.00%, 6/1/2026	140,000	142,888
Rev., 5.00%, 6/1/2027	170,000	175,445
Rev., 5.00%, 6/1/2028	2,595,000	2,705,249
Commonwealth of Pennsylvania
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	40,015
GO, 5.00%, 7/1/2024	25,000	25,022

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2016, GO, 5.00%, 9/15/2024	635,000	637,261
Series 1, GO, 5.00%, 3/15/2026	20,000	20,190
GO, 5.00%, 9/15/2026	20,000	20,677
Series 2018A, COP, 5.00%, 7/1/2027	50,000	52,171
Series 2018A, COP, 5.00%, 7/1/2028	420,000	442,460
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,194
County of Allegheny Series C-75, GO, 5.00%, 11/1/2027	20,000	20,665
County of Bucks
Series 2017, GO, 5.00%, 6/1/2025	20,000	20,315
Series 2017, GO, 5.00%, 6/1/2026	40,000	41,260
County of Montgomery Series 2006 B, GO, 5.25%, 10/15/2024	100,000	100,561
Cumberland County Municipal Authority Series 2015, Rev., 5.00%, 1/1/2025 (b)	1,780,000	1,790,744
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2024	55,000	55,090
Delaware County Industrial Development Authority, United Parcel Service Project Rev., VRDO, 2.15%, 6/1/2024 (c)	40,000,000	40,000,000
Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	100,000	100,468
East Hempfield Township Industrial Development Authority, Student Services, Inc. Student Housing Project At Millerville University Of Pennsylvania Series 2014, Rev., 5.00%, 7/1/2024 (b)	605,000	605,286
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2025	520,000	528,959
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	420,000	421,492
Erie City Water Authority
Series 2014, Rev., AGM, 4.00%, 12/1/2024 (b)	100,000	100,093
Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	35,000	35,202
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,474
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	745,000	764,084
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.20%, 6/1/2024 (c)	10,000,000	10,000,000
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Group
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	115,000	115,000
Series 2019A, Rev., 5.00%, 6/1/2024	110,000	110,000
Marple Newtown School District Series 2019, GO, 5.00%, 6/1/2024	260,000	260,000
Methacton School District GO, 4.00%, 9/15/2025	75,000	75,384
Monroeville Finance Authority, University of Pittsburg Medical Center Rev., 5.00%, 2/15/2026	120,000	122,785
Montour School District Series A, GO, AGM, 5.00%, 10/1/2025 (b)	40,000	40,742
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	29,765
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 3.45%, 6/13/2024 (d)	1,225,000	1,225,017
Pennsylvania Economic Development Financing Authority Parking System, Capital Region Parking System Series A-1, Rev., AGM, 5.25%, 6/14/2024	230,000	230,075
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	115,000	115,163
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,781
Pennsylvania Economic Development Financing Authority, UPMC Rev., 5.00%, 3/15/2026	255,000	261,224
Pennsylvania Higher Educational Facilities Authority
Series AW, Rev., 5.00%, 6/15/2024 (b)	5,000	5,001
Series AW, Rev., 5.00%, 6/15/2024	635,000	635,094
Series B, Rev., 5.00%, 10/1/2024	310,000	311,126
Series AQ, Rev., 5.00%, 6/15/2025 (b)	15,000	15,214
Series AQ, Rev., 5.00%, 6/15/2025	210,000	212,962
Series AT-1, Rev., 5.00%, 6/15/2025	145,000	147,045

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2016 C, Rev., 5.00%, 8/15/2025	20,000	20,345
Series 2015, Rev., 5.00%, 8/15/2026	40,000	40,553
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College Rev., 5.00%, 12/1/2024	70,000	70,404
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	101,920
Series 2016 A, Rev., 5.00%, 8/15/2027	75,000	76,646
Series 2019, Rev., 5.00%, 8/15/2028	30,000	31,850
Pennsylvania State University (The) Series B, Rev., 5.25%, 8/15/2025	100,000	102,076
Pennsylvania Turnpike Commission
Series A-2, Rev., 5.00%, 6/1/2024	190,000	190,000
Rev., VRDO, LOC : TD Bank NA, 2.87%, 6/12/2024 (c)	38,000,000	38,000,000
Series 2015 B, Rev., 5.00%, 12/1/2024	75,000	75,471
Series 2017 A, Rev., 5.00%, 12/1/2024	500,000	502,825
Series 2018 A-2, Rev., 5.00%, 12/1/2024	35,000	35,220
Series A-1, Rev., 5.00%, 12/1/2024	25,000	25,157
Series A-1, Rev., 5.00%, 12/1/2025	750,000	759,516
Series A-2, Rev., 5.00%, 12/1/2025	70,000	71,528
Series B-2, Rev., 5.00%, 6/1/2026	275,000	282,707
Series A-1, Rev., 5.00%, 12/1/2026	30,000	30,226
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,471
Series 2016A-1, Rev., 5.00%, 12/1/2027	70,000	71,622
Series 2016A-3, Rev., 5.00%, 12/1/2027	120,000	123,532
Series 2016 A-1, Rev., 5.00%, 12/1/2028	50,000	51,195
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	42,807
Series 2016, Rev., 5.00%, 6/1/2029	40,000	40,663
Series 2014C, Rev., 5.00%, 12/1/2030	50,000	50,252
Series 2014, Rev., 5.00%, 12/1/2031	3,800,000	3,813,634
Series 2014A, Rev., 5.00%, 12/1/2038	2,685,000	2,699,181
Series 2014C, Rev., 5.00%, 12/1/2039	6,660,000	6,685,488
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	100,000	102,871
Series B, Rev., 5.00%, 12/1/2028	20,000	20,617
Series B, Rev., 5.00%, 12/1/2029	20,000	20,627
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	120,000	125,290
Peters Township School District Washington County GO, 5.00%, 1/15/2026	20,000	20,429
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.87%, 6/12/2024 (c)	22,300,000	22,300,000
Series 2019, Rev., 5.00%, 10/1/2026	205,000	210,785
Series 2019, Rev., 5.00%, 10/1/2027	75,000	78,148
Series 2016, Rev., 5.00%, 4/1/2028	475,000	479,703
Series 2019, Rev., 5.00%, 10/1/2028	50,000	52,622
Series 2019, Rev., 5.00%, 10/1/2029	125,000	132,866
Philadelphia Gas Works Co.
Series 13, Rev., 5.00%, 8/1/2024	810,000	811,047
Series 13TH, Rev., 5.00%, 8/1/2025	20,000	20,273
Series 13TH, Rev., 5.00%, 8/1/2026	35,000	35,371
Philadelphia Gas Works Co., 1998 General Ordinance Series 14TH, Rev., 5.00%, 10/1/2026	175,000	179,781

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Redevelopment Authority of the City of Philadelphia, Neighborhood Preservation Initiative Series 2023 C, Rev., 5.00%, 4/15/2025	1,450,000	1,460,785
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2024	5,800,000	5,813,889
Series F, GO, 5.00%, 9/1/2025	710,000	721,461
Series F, GO, 5.00%, 9/1/2026	350,000	360,546
Series F, GO, 5.00%, 9/1/2028	25,000	25,604
Series F, GO, 5.00%, 9/1/2029	30,000	30,679
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	85,000	85,745
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	45,000	45,453
Series 2020, Rev., 5.00%, 6/1/2026	215,000	220,770
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,644
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Rev., 5.00%, 6/1/2024	20,000	20,000
State Public School Building Authority Series 2016 A, Rev., 5.00%, 6/1/2024	85,000	85,000
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,191
Upper Dublin School District Series 2017, GO, 5.00%, 11/15/2024	25,000	25,134
West Jefferson Hills School District
GO, 3.00%, 8/1/2024	25,000	24,933
Series 2017A, GO, 5.00%, 8/1/2024	25,000	25,041
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	2,995,000	3,010,253
Total Pennsylvania		167,005,138
Rhode Island — 0.1%
Rhode Island Commerce Corp. Series 2016 B, Rev., 5.00%, 6/15/2029	600,000	614,355
Rhode Island Commerce Corp., Department of Transportation
Series 2016A, Rev., 5.00%, 6/15/2024	210,000	210,061
Series 2016 B, Rev., 5.00%, 6/15/2025	140,000	141,881
Series 2016 B, Rev., 5.00%, 6/15/2026	285,000	292,816
Series 2016B, Rev., 5.00%, 6/15/2027	295,000	302,407
Series 2016B, Rev., 5.00%, 6/15/2028	100,000	102,255
Rhode Island Health and Educational Building Corp. Series 2014, Rev., 5.00%, 6/1/2024 (b)	120,000	120,000
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2024 (b)	150,000	150,555
Series B, Rev., 5.00%, 10/1/2024	25,000	25,107
Series 2016A, Rev., 5.00%, 10/1/2025 (b)	20,000	20,397
State of Rhode Island
Series 2017B, GO, 5.00%, 8/1/2024	50,000	50,082
Series 2019 E, GO, 5.00%, 1/15/2026	20,000	20,505
State of Rhode Island and Providence Plantations Capital Development Series 2019 E, GO, 5.00%, 1/15/2025	80,000	80,695
Total Rhode Island		2,131,116
South Carolina — 1.4%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2024	50,000	50,331
City of Columbia Waterworks and Sewer System Series 2016 B, Rev., 5.00%, 2/1/2026	500,000	512,730
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	8,200,000	8,262,630
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	25,952

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Piedmont Municipal Power Agency
Rev., NATL - RE, 5.38%, 1/1/2025	105,000	105,870
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,710,396
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	75,000	75,310
Series 2015, Rev., 5.00%, 12/1/2025	1,000,000	1,010,348
Rev., 5.00%, 12/1/2027	85,000	85,865
Series 2015, Rev., 5.00%, 12/1/2028	230,000	232,012
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	1,003,354
South Carolina Jobs-Economic Development Authority, York Preparatory Academy Project Series 2014A, Rev., 7.25%, 11/1/2024 (b) (e)	5,250,000	5,314,373
South Carolina Ports Authority
Series 2015, Rev., AMT, 5.00%, 7/1/2025 (b)	4,990,000	5,051,338
Series 2015, Rev., AMT, 5.25%, 7/1/2025 (b)	10,275,000	10,428,158
South Carolina Public Service Authority
Series 2014C, Rev., 5.00%, 12/1/2024	775,000	778,342
Series A, Rev., 5.00%, 12/1/2024 (b)	25,000	25,151
Series A, Rev., 5.00%, 12/1/2025	30,000	30,161
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	476,467
Series 2016A, Rev., 5.00%, 12/1/2029	45,000	45,770
South Carolina Public Service Authority, Santee Cooper Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,176,732
South Carolina Transportation Infrastructure Bank
Series 2015A, Rev., 5.00%, 10/1/2024	285,000	286,217
Series 2021 B, Rev., 5.00%, 10/1/2025	100,000	102,107
Town of Lexington SC Waterworks and Sewer System Series 2017, Rev., 5.00%, 6/1/2024	50,000	50,000
University of South Carolina, Higher Education Facilities Rev., 5.00%, 5/1/2025	70,000	70,967
Total South Carolina		36,910,581
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,235
South Dakota State Building Authority
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	30,000
Series 2018 A, Rev., 5.00%, 6/1/2024	90,000	90,000
Series A, Rev., 5.00%, 6/1/2024 (b)	240,000	240,000
Series E, Rev., 5.00%, 6/1/2024	70,000	70,000
Series D, Rev., 5.00%, 9/1/2024	25,000	25,063
Total South Dakota		475,298
Tennessee — 0.2%
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	138,496
City of Chattanooga Electric Series A, Rev., 5.00%, 9/1/2025	20,000	20,358
City of Clarksville Water Sewer and Gas Series 2017, Rev., 5.00%, 2/1/2025	100,000	100,872
City of Johnson City Series 2019, GO, 5.00%, 6/1/2024	30,000	30,000
City of Memphis Gas System Series 2020, Rev., 5.00%, 12/1/2024	25,000	25,162
City of Memphis Sanitary Sewerage System Series 2018, Rev., 5.00%, 10/1/2024	135,000	135,529
City of Oak Ridge Series 2021 C, GO, 4.00%, 6/1/2024	145,000	145,000
County of Knox Series 2020 B, GO, 5.00%, 6/1/2024	20,000	20,000
County of Wilson GO, 4.00%, 4/1/2025	750,000	750,268

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Harpeth Valley Utilities District of Davidson and Williamson Counties Series 2015, Rev., 5.00%, 9/1/2024	20,000	20,057
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	762,600
Knox County Health Educational and Housing Facility Board, Covenant Health Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,213
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	55,000	56,032
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	46,580
Metropolitan Government of Nashville and Davidson County
Series 2017 A, Rev., 4.00%, 7/1/2024	40,000	39,999
Series 2017B, Rev., 5.00%, 5/15/2025	65,000	65,918
Series 2017, GO, 5.00%, 7/1/2025	45,000	45,718
Series 2021A, GO, 5.00%, 7/1/2025	35,000	35,559
Series 2016, GO, 5.00%, 1/1/2027	30,000	30,829
State of Tennessee
Series B, GO, 5.00%, 8/1/2024	25,000	25,048
Series A, GO, 5.00%, 8/1/2025 (b)	650,000	661,223
Series B, GO, 5.00%, 8/1/2025	30,000	30,543
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	354,215
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	508,704
Tennessee State School Bond Authority Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,631
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2014B, Rev., 5.00%, 11/1/2024 (b)	50,000	50,252
Series B, Rev., 5.00%, 11/1/2024	20,000	20,107
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	25,529
Series A, Rev., 5.00%, 11/1/2025	50,000	51,079
West Knox Utility District Series 2018, Rev., 4.00%, 6/1/2024	30,000	30,000
Total Tennessee		4,281,521
Texas — 6.9%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	65,000	66,146
Alamo Community College District, Maintenance Tax GO, 5.00%, 2/15/2026	200,000	205,147
Arlington Higher Education Finance Corp., Lifeschool of Dallas Series 2014A, Rev., PSF-GTD, 5.00%, 8/15/2024 (b)	1,000,000	1,001,653
Austin Community College District Public Facility Corp. Series 2015, Rev., 5.00%, 8/1/2026	70,000	70,948
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,917,490
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	40,377
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2025	55,000	55,481
Board of Regents of the University of Texas System
Series 2016 H, Rev., 5.00%, 8/15/2024	380,000	380,911
Series 2016 J, Rev., 5.00%, 8/15/2024	110,000	110,264
Series 2016 J, Rev., 5.00%, 8/15/2025	215,000	218,965
Series 2019 A, Rev., 5.00%, 8/15/2028	65,000	69,230
Series 2020 C, Rev., 5.00%, 8/15/2028	25,000	26,627
Brazosport Water Authority Series 2015C, Rev., 5.00%, 9/1/2024	40,000	40,096
Camino Real Regional Mobility Authority, Senior Lien Series 2014, Rev., 5.00%, 6/1/2024	25,000	25,000
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	165,000	167,553
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,160,000	1,160,391
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	50,000	50,960

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Central Texas Turnpike System Series C, Rev., 5.00%, 8/15/2025	750,000	751,072
City of Austin
GO, 5.00%, 9/1/2025	50,000	50,940
Series 2020, GO, 5.00%, 9/1/2025	85,000	86,598
City of Austin Electric Utility
Series 2020A, Rev., 5.00%, 11/15/2025	25,000	25,517
Series 2015A, Rev., 5.00%, 11/15/2026	70,000	71,356
Series 2015A, Rev., 5.00%, 11/15/2027	155,000	158,068
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2025	320,000	326,705
Series 2024, Rev., 5.00%, 11/15/2028 (f)	1,500,000	1,602,349
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	262,968
City of Austin, Electric Utility System Series 2019B, Rev., 5.00%, 11/15/2024	100,000	100,548
City of Austin, Water and Wastewater System Series 2014, Rev., 5.00%, 9/13/2024	30,000	30,086
City of Brownsville, Utilities System
Series 2013A, Rev., 5.00%, 9/1/2024	275,000	275,216
Rev., AGM, 5.00%, 9/1/2025	1,265,000	1,287,083
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,166
City of Buda GO, 5.00%, 8/15/2024	90,000	90,182
City of Cedar Hill, Refunding and Improvement GO, 5.00%, 2/15/2025	40,000	40,388
City of Conroe
Series 2018B, GO, 5.00%, 11/15/2024	110,000	110,568
Series 2019A, GO, 5.00%, 3/1/2025	35,000	35,326
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	25,086
City of Dallas
Series 2013A, GO, 5.00%, 7/29/2024	25,000	25,036
Series 2014, GO, 5.00%, 7/29/2024	535,000	535,770
Series 2023A, GO, 5.00%, 2/15/2026	45,000	46,166
City of Dallas Waterworks and Sewer System Series 2015A, Rev., 5.00%, 10/1/2025	40,000	40,800
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2029	35,000	35,993
City of Denton, Utility System Series 2017, Rev., 5.00%, 12/1/2027	115,000	118,210
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	1,125,000	1,136,063
City of Farmers Branch GO, 4.00%, 2/15/2025	35,000	35,067
City of Frisco, Collin and Denton Counties GO, 5.00%, 2/15/2025	275,000	277,822
City of Garland, Electric Utility System Series 2016B, Rev., 5.00%, 3/1/2025	415,000	418,593
City of Georgetown Series 2018, GO, 5.00%, 8/15/2024	40,000	40,089
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,189
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	40,397
City of Houston Airport System Series 2018 B, Rev., 5.00%, 7/1/2027	25,000	26,114
City of Houston Airport System, Subordinate Lien
Series 2018 B, Rev., 5.00%, 7/1/2025	150,000	152,032
Series 2018D, Rev., 5.00%, 7/1/2025	35,000	35,474
City of Houston Combined Utility System, First Lien
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000,000	1,034,120
Series 2017 B, Rev., 5.00%, 11/15/2027	85,000	89,206
Series 2017 B, Rev., 5.00%, 11/15/2028	45,000	46,997
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	70,000	72,106

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2020B, Rev., 5.00%, 7/1/2026	100,000	103,009
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	52,227
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	35,000	37,150
City of Houston, Combined Utility System, First Lien
Series 2014 C, Rev., 5.00%, 8/8/2024	135,000	135,238
Series 2017 B, Rev., 5.00%, 11/15/2025	100,000	102,124
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	83,345
City of Houston, Public Improvement
Series 2021A, GO, 5.00%, 3/1/2026	190,000	194,731
Series 2016 A, GO, 5.00%, 3/1/2028	280,000	286,478
Series 2021 A, GO, 5.00%, 3/1/2028	20,000	21,105
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	25,079
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	40,314
City of Lubbock
Series 2016, GO, 5.00%, 2/15/2026	100,000	102,590
Series 2018, GO, 5.00%, 2/15/2026	450,000	461,656
GO, 5.00%, 2/15/2027	20,000	20,160
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	36,758
City of McKinney GO, 5.00%, 8/15/2025	25,000	25,400
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	70,740
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2025	40,000	40,423
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	24,912
City of Missouri City GO, 5.00%, 6/15/2024	110,000	110,034
City of Missouri City, Combination Tax, Certificates of Obligation
Series 2018A, GO, 5.00%, 6/15/2024	25,000	25,008
Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,072
City of Mont Belvieu Series 2017A, GO, 5.00%, 8/15/2024	25,000	25,050
City of New Braunfels Series 2016, Rev., 5.00%, 7/1/2024	150,000	150,127
City of New Braunfels, Combination Tax GO, 5.00%, 2/1/2025	40,000	40,339
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,370,000	1,371,331
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	25,057
City of Rockwall Series 2016, GO, 5.00%, 8/1/2025	130,000	132,142
City of Rockwall, General Obligation Series 2013, GO, 5.00%, 8/1/2024	55,000	55,046
City of Round Rock
Series 2017, GO, 5.00%, 8/15/2024	30,000	30,065
Series 2019, GO, 5.00%, 8/15/2025	310,000	315,321
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,717
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	65,164
City of San Antonio
GO, 5.00%, 8/1/2025	30,000	30,535
Series 2018, GO, 5.00%, 8/1/2025	20,000	20,357
Series 2016, GO, 5.00%, 2/1/2028	105,000	107,873
City of San Antonio Electric and Gas Systems Series 2015, Rev., 5.00%, 2/1/2026	50,000	51,199
City of San Antonio, Drainage Utility System Rev., 5.00%, 2/1/2027	50,000	50,037
City of San Antonio, Electric and Gas Systems Series 2012, Rev., 5.25%, 2/1/2025	270,000	272,762
City of San Marcos, Combination Tax GO, 5.00%, 8/15/2024	35,000	35,084
City of Sherman, Combination Tax GO, 5.00%, 8/15/2024	25,000	25,052
City of Victoria Series 2017, GO, 5.00%, 8/15/2024	25,000	25,047

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Waco GO, 5.00%, 2/1/2026	90,000	90,167
City of Waco, Combination Tax GO, 5.00%, 2/1/2025	30,000	30,245
City of Waxahachie
Series 2016 B, GO, 5.00%, 8/1/2024	25,000	25,042
Series 2016A, GO, 5.00%, 8/1/2024	60,000	60,101
City of Waxahachie, Combination Tax GO, 4.00%, 8/1/2024	45,000	45,005
City of Weatherford GO, 4.00%, 3/1/2025	30,000	30,064
City of Weslaco Series 2016, GO, 5.00%, 2/15/2025	75,000	75,681
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2025	70,000	71,210
Series 2020A, GO, 5.00%, 8/15/2025	90,000	91,555
Series 2018, GO, 5.00%, 8/15/2026	75,000	77,441
Series 2020A, GO, 5.00%, 8/15/2028	50,000	53,102
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	198,366
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	55,485
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	25,024
County of Bexar
GO, 5.00%, 6/15/2024 (b)	115,000	115,035
Series 2017, GO, 5.00%, 6/15/2026 (b)	185,000	190,378
County of Bexar, Combination Tax Series 2014, GO, 5.00%, 6/15/2024 (b)	125,000	125,038
County of Bexar, Flood Control Tax GO, 5.00%, 6/15/2024	45,000	45,017
County of Bexar, Limited Tax
Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,118
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	252,122
Series 2017, GO, 5.00%, 6/15/2027	25,000	25,732
County of Comal, Limited Tax GO, 4.00%, 2/1/2025	35,000	35,078
County of Dallas GO, 5.00%, 8/15/2025	45,000	45,788
County of Denton
Series 2014, GO, 5.00%, 7/15/2024	25,000	25,032
Series 2019, GO, 5.00%, 7/15/2024	30,000	30,039
County of Fort Bend Series B, GO, 5.00%, 3/1/2025	60,000	60,608
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2026	20,000	20,515
Series B, GO, 5.00%, 3/1/2028	25,000	25,586
County of Galveston, Limited Tax GO, 5.00%, 2/1/2025	30,000	30,247
County of Harris
Series 2022A, GO, 5.00%, 10/1/2024	2,555,000	2,565,389
Series 2015 A, GO, 5.00%, 10/1/2025	80,000	81,599
Series 2017 A, GO, 5.00%, 10/1/2025	80,000	81,516
Series 2015 A, GO, 5.00%, 10/1/2026	30,000	30,489
County of Harris Toll Road, First Lien
Series 2022A, Rev., 5.00%, 8/15/2025	185,000	188,154
Series 2023A, Rev., 5.00%, 8/15/2025	190,000	193,239
Series 2021, Rev., 5.00%, 8/15/2026	35,000	36,142
County of Harris Toll Road, Second Lien Series 2018 A, Rev., 5.00%, 8/15/2024	150,000	150,339
County of Harris Toll Road, Senior Lien
Series 2015 B, Rev., 5.00%, 8/15/2025	25,000	25,441

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2016 A, Rev., 5.00%, 8/15/2025	210,000	213,704
Series 2016A, Rev., 5.00%, 8/15/2028	40,000	41,023
County of Harris, Senior Lien
Series 2016 A, Rev., 5.00%, 8/15/2024	335,000	335,757
Series 2015 B, Rev., 5.00%, 8/15/2026	40,000	40,564
Series 2015 B, Rev., 5.00%, 8/15/2027	90,000	91,333
Series 2016 A, Rev., 5.00%, 8/15/2027	310,000	317,996
County of Harris, Unlimited Tax Series 2022A, GO, 5.00%, 10/1/2024	520,000	522,114
County of Hays, Limited Tax GO, 5.00%, 2/15/2025	35,000	35,306
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,411,461
County of Nueces, Combination Tax
GO, 4.00%, 2/15/2025 (b)	15,000	15,015
GO, 4.00%, 2/15/2025	10,000	10,016
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,266
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	35,276
County of Travis
Series 2019A, GO, 5.00%, 3/1/2025	25,000	25,251
Series 2019 A, GO, 5.00%, 3/1/2026	50,000	51,279
County of Williamson, Unlimited Tax Series 2014, GO, 5.00%, 2/15/2025	405,000	405,414
Crowley Independent School District Series B, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	35,000	35,544
Dallas Area Rapid Transit, Sales Tax Series 2014A, Rev., 5.00%, 12/1/2024 (b)	90,000	90,630
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2024	185,000	186,079
Series 2014A, Rev., 5.00%, 12/1/2024	325,000	326,896
Series 2014A, Rev., 5.00%, 12/1/2024 (b)	400,000	402,801
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	515,000	526,214
Series 2019, Rev., 5.00%, 12/1/2025	235,000	240,396
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	25,113
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	100,000	100,826
Series 2016, GO, 5.00%, 2/15/2028	385,000	400,294
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2024	50,000	50,237
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,585
Series 2020 A, Rev., 5.00%, 11/1/2026	30,000	31,133
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,660,402
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,576,834
Series 2020 A, Rev., 5.00%, 11/1/2028	25,000	26,579
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,089,723
Dallas Independent School District Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	25,000	25,051
Dallas Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	30,000	30,062
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,060
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	50,517
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,925,000	3,940,849
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	476,052
El Paso Housing Finance Corp., Columbia Housing Partners LP Rev., 4.50%, 3/1/2025 (c)	3,500,000	3,499,677
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	1,085,000	1,102,422

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Floresville Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	35,000	34,697
Frisco Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,546,161
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,750,598
Garland Independent School District, Unlimited Tax, School Building
Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,191
Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	50,479
Hallsville Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	100,000	100,909
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 3.46%, 6/13/2024 (d)	575,000	574,055
Series 2014A, Rev., 5.00%, 12/1/2024	25,000	25,136
Series 2019A, Rev., 5.00%, 12/1/2024	385,000	387,092
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	620,000	622,891
Series 2014A, Rev., 5.00%, 12/1/2025	70,000	70,287
Series 2014A, Rev., 5.00%, 12/1/2027	25,000	25,127
Series 2019 A, Rev., 5.00%, 12/1/2029	90,000	96,287
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Series 2019 A, Rev., 5.00%, 10/1/2025	20,000	20,373
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	5,995,000	6,155,627
Housing Options, Inc., Brooks Manor - The Oaks Project Rev., 0.50%, 3/1/2025 (c)	6,250,000	6,060,017
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (c)	300,000	299,876
Houston Independent School District, Limited Tax Schoolhouse GO, PSF-GTD, 5.00%, 2/15/2025	155,000	156,505
Humble Independent School District, Unlimited Tax School Building Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,335
Hurst-Euless-Bedford Independent School District Series 2017 A, GO, 5.00%, 8/15/2025	65,000	66,131
Joshua Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	105,000	105,184
Keller Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2025	65,000	66,131
Keller Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	20,000	20,185
Klein Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	65,124
GO, PSF-GTD, 5.00%, 2/1/2025	50,000	50,473
Leander Independent School District, Unlimited Tax
Series 2014 C, GO, PSF-GTD, Zero Coupon, 8/15/2024 (b)	35,000,000	11,889,720
Series 2014D, GO, PSF-GTD, Zero Coupon, 8/15/2024 (b)	10,560,000	5,111,355
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2024	8,500,000	8,518,872
Series 2020, GO, PSF-GTD, 5.00%, 8/15/2025	50,000	50,870
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	956,564
Series 2016 A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,197
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	315,000	319,284
Rev., 5.00%, 5/15/2026	1,225,000	1,225,920
Series 2019A, Rev., 5.00%, 5/15/2026	150,000	154,352
Series 2018, Rev., 5.00%, 5/15/2027	165,000	165,137
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,771
Series 2019, Rev., 5.00%, 5/15/2028	105,000	110,317
Series 2023, Rev., AGM, 5.00%, 5/15/2028	80,000	84,202
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,303

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2023, Rev., AGM, 5.00%, 5/15/2029	100,000	106,750
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	150,000	153,785
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,101,865
Series A, Rev., 5.00%, 11/1/2025	235,000	239,782
Series 2018, Rev., 5.00%, 11/1/2026	550,000	569,973
Series A, Rev., 5.00%, 11/1/2026	100,000	103,632
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (b)	1,700,000	1,718,768
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2025 (b)	1,105,000	1,117,199
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	125,000	125,187
Series 2016, Rev., 5.00%, 12/15/2027	30,000	31,038
Series 2016, Rev., 5.00%, 12/15/2028	695,000	718,193
Series 2016, Rev., 5.00%, 12/15/2029	35,000	36,122
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2024	20,000	20,000
North Texas Municipal Water District Water System
Series 2015, Rev., 5.00%, 6/1/2024	230,000	230,000
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	39,840
Rev., 5.00%, 9/1/2024	30,000	30,076
Series 2014, Rev., 5.00%, 9/1/2024	200,000	200,181
Series 2016, Rev., 5.00%, 9/1/2025	375,000	381,317
Series 2015, Rev., 5.00%, 9/1/2027	250,000	253,917
North Texas Tollway Authority
Series 2015 B, Rev., 5.00%, 1/1/2025	20,000	20,152
Series 2019 B, Rev., 5.00%, 1/1/2029	165,000	175,058
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	180,000	180,394
Series 2022A, Rev., 5.00%, 1/1/2025	170,000	171,289
Series A, Rev., 5.00%, 1/1/2025	235,000	235,759
Series 2015 B, Rev., 5.00%, 1/1/2026	105,000	105,660
Series 2020A, Rev., 5.00%, 1/1/2026	95,000	97,218
Series 2022A, Rev., 5.00%, 1/1/2026	100,000	102,335
Series 2019 A, Rev., 5.00%, 1/1/2028	25,000	26,328
Series A, Rev., 5.00%, 1/1/2028	55,000	55,964
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	85,000	85,664
Series B, Rev., 5.00%, 1/1/2025	50,000	50,041
Series B, Rev., 5.00%, 1/1/2026	260,000	260,169
Series 2019 B, Rev., 5.00%, 1/1/2027	235,000	242,660
Series B, Rev., 5.00%, 1/1/2027	100,000	101,584
Series 2019 B, Rev., 5.00%, 1/1/2028	25,000	26,165
Series B, Rev., 5.00%, 1/1/2028	90,000	91,441
Series B, Rev., 5.00%, 1/1/2029	60,000	60,961
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	614,900

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Nueces River Authority
Series 2015, Rev., 5.00%, 7/15/2024	105,000	105,110
Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,245
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,500,000	1,561,570
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.75%, 7/1/2024	40,000	40,056
Series 2009A, Rev., 5.00%, 7/1/2025	20,000	20,322
Series 2009A, Rev., 5.00%, 7/1/2026	70,000	71,049
Series 2009A, Rev., 5.25%, 7/1/2028	50,000	50,934
Permanent University Fund - University of Texas System
Series 2008A, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 3.36%, 6/12/2024 (c)	20,000,000	20,000,000
Series 2014 B, Rev., 5.00%, 7/1/2024	25,000	25,022
Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	101,652
Port Authority of Houston of Harris County Texas Series 2020 A-2, GO, 5.00%, 10/1/2024	25,000	25,101
Red River Education Finance Corp., Christian University Project Series 2016A, Rev., 5.00%, 3/15/2025	50,000	50,515
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	30,289
Robstown Independent School District Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	305,371
Rockwall Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,644
Round Rock Independent School District
Series 2019 A, GO, PSF-GTD, 5.00%, 8/1/2025	60,000	61,057
Series 2016, GO, PSF-GTD, 5.00%, 8/1/2027	30,000	30,818
San Antonio Housing Trust Finance Corp. Series 2010, Rev., FHLMC COLL, LIQ : FHLMC, 3.50%, 10/1/2024 (b) (c)	2,270,000	2,220,458
San Antonio Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	100,000	100,242
San Antonio Public Facilities Corp., Convention Center Facility Project
Series 2022, Rev., 5.00%, 9/15/2024	325,000	326,109
Series 2022, Rev., 5.00%, 9/15/2028	50,000	52,870
San Antonio Water System, Junior Lien
Series 2016 A, Rev., 5.00%, 5/15/2026	55,000	56,648
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	102,997
San Elizario Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	313,840
San Jacinto Community College District, Limited Tax GO, 5.00%, 2/15/2025	30,000	30,295
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2024	120,000	120,444
Spring Independent School District Series 2017 A, GO, 5.00%, 8/15/2028	40,000	41,164
State of Texas
Series 2016, GO, 5.00%, 10/1/2024	45,000	45,192
Series A, GO, 5.00%, 10/1/2024	85,000	85,363
Series 2018A, GO, 5.00%, 10/1/2025	50,000	51,001
Series A, GO, 5.00%, 10/1/2025	50,000	51,001
Series 2015-A, GO, 5.00%, 10/1/2029	20,000	20,347
State of Texas, Transportation Commission Mobility Fund GO, 5.00%, 10/1/2024	20,000	20,017
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 6/12/2024 (c)	9,770,000	9,770,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 6/12/2024 (c)	16,060,000	16,060,000
Tarrant County College District
Series 2020, GO, 5.00%, 8/15/2025	35,000	35,588
Series 2022, GO, 5.00%, 8/15/2025	25,000	25,420

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas A&M University
Series 2016 C, Rev., 5.00%, 5/15/2025	60,000	60,843
Series 2017E, Rev., 5.00%, 5/15/2025	85,000	86,194
Texas A&M University, Financing System Series 2017C, Rev., 5.00%, 5/15/2028	80,000	83,369
Texas Department of Housing and Community Affairs, North Grand Villas Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	1,444,000	1,453,652
Texas Department of Housing and Community Affairs, Socorro Village
Series 2022, Rev., 4.00%, 8/1/2024 (c)	3,175,000	3,172,279
Series 2023, Rev., 4.75%, 8/1/2024 (c)	940,000	940,607
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,110,424
Texas Public Finance Authority Rev., 5.00%, 2/1/2025	80,000	80,675
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	85,000	89,798
Texas State University System
Series 2017A, Rev., 5.00%, 3/15/2025	515,000	520,505
Series 2019A, Rev., 5.00%, 3/15/2025	190,000	192,031
Series A, Rev., 5.00%, 3/15/2025	95,000	96,015
Series A, Rev., 5.00%, 3/15/2026	180,000	181,934
Texas Transportation Commission State Highway Fund
Series 2016-A, Rev., 5.00%, 10/1/2024	100,000	100,404
Series 2016-A, Rev., 5.00%, 10/1/2025	100,000	101,989
Texas Transportation Commission State Highway Fund, First Tier
Series 2014-A, Rev., 5.00%, 6/14/2024	405,000	405,108
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,359,685
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2025	100,000	101,845
Texas Water Development Board, State Water Implementation Fund
Series 2018, Rev., 5.00%, 8/1/2024	140,000	140,288
Series 2018A, Rev., 5.00%, 10/15/2024	50,000	50,257
Series 2017 A, Rev., 5.00%, 10/15/2025	115,000	117,513
Series 2018 B, Rev., 5.00%, 10/15/2025	25,000	25,546
Series A, Rev., 5.00%, 10/15/2026	25,000	25,343
Series A, Rev., 5.00%, 4/15/2027	115,000	116,547
Series A, Rev., 5.00%, 10/15/2027	20,000	20,280
Texas Woman's University Series 2017 A, Rev., 5.00%, 7/1/2024	75,000	75,056
Tomball Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,354
Trinity River Authority Central Regional Wastewater System Series 2021, Rev., 5.00%, 8/1/2028	70,000	74,113
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2025	75,000	75,671
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	45,452
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,125
Series 2020 A, Rev., 5.00%, 2/15/2028	30,000	31,738
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	50,000	50,592
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	505,915
Via Metropolitan Transit Rev., 5.00%, 7/15/2026	45,000	46,315
Waco Independent School District Series 2022, GO, PSF-GTD, 5.00%, 8/15/2024	50,000	50,106
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,688
Ysleta Independent School District Series 2014, GO, PSF-GTD, 4.00%, 8/15/2024 (b)	100,000	99,989
Total Texas		182,063,541

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — 0.2%
County of Utah, IHC Health Services, Inc.
Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	3,825,000	3,834,615
Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	100,000	102,073
Granite School District Board of Education Series 2019, GO, 5.00%, 6/1/2024	100,000	100,000
Jordan School District Series 2020, GO, 5.00%, 6/15/2024	130,000	130,048
State of Utah GO, 5.00%, 7/1/2024	75,000	75,068
University of Utah (The)
Series 2015B, Rev., 5.00%, 8/1/2024	20,000	20,037
Series 2017A, Rev., 5.00%, 8/1/2024	45,000	45,084
Series B1, Rev., 5.00%, 8/1/2024	25,000	25,047
Series 2017 A, Rev., 5.00%, 8/1/2025	100,000	101,771
Series 2017 B1, Rev., 5.00%, 8/1/2025	25,000	25,443
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	848,163
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,594
Utah State University Series 2015 B, Rev., 5.00%, 12/1/2024	75,000	75,444
Utah Telecommunication Open Infrastructure Agency
Series 2022, Rev., 5.00%, 6/1/2025	50,000	50,568
Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,456
Utah Transit Authority, Sales Tax
Series 2015 A, Rev., 5.00%, 6/15/2024	360,000	360,109
Series 2015 A, Rev., 4.00%, 6/15/2025 (b)	55,000	55,310
Series 2015 A, Rev., 5.00%, 6/15/2025	75,000	76,114
Series 2015 A, Rev., 5.00%, 6/15/2025 (b)	85,000	86,336
Washington County Water Conservancy District Series 2017 A, Rev., 5.00%, 10/1/2024	245,000	245,996
Weber School District, Utah School Guaranty Program Series 2016, GO, 5.00%, 6/15/2024	25,000	25,009
Total Utah		6,337,285
Vermont — 0.0% ^
Vermont Municipal Bond Bank Series 2015-1, Rev., 5.00%, 12/1/2024	25,000	25,168
Virginia — 0.4%
City of Alexandria Series 2017 C, GO, 5.00%, 7/1/2025	80,000	81,324
City of Chesapeake Series A, Rev., AGM-CR, 4.00%, 7/15/2024	25,000	25,002
City of Hampton Series 2015B, GO, 5.00%, 9/1/2024 (b)	100,000	100,239
City of Norfolk Rev., 5.00%, 11/1/2024	365,000	366,991
City of Portsmouth
Series A, GO, 5.00%, 7/15/2024	185,000	185,214
Series 2017A, GO, 5.00%, 7/15/2025	25,000	25,415
Series 2015A, GO, 5.00%, 8/1/2025	20,000	20,346
City of Richmond Series 2017 B, GO, 5.00%, 7/15/2025	25,000	25,429
City of Richmond Public Utility
Series 2016 A, Rev., 5.00%, 1/15/2025	35,000	35,304
Series 2016 A, Rev., 5.00%, 1/15/2026	450,000	461,354
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,740
Commonwealth of Virginia
Series 2013B, GO, 4.00%, 6/3/2024	20,000	20,000
Series 2024B, GO, 5.00%, 6/1/2025	35,000	35,534
County of Arlington Series 2014B, GO, 5.00%, 8/15/2024	60,000	60,132

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
County of Fairfax, Public Improvement
Series 2015C, GO, 5.00%, 10/1/2025	20,000	20,398
Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	30,833
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,752
County of Isle Wight Series 2014A, GO, 5.00%, 7/1/2024 (b)	30,000	30,024
County of Loudoun Series 2019 A, GO, 5.00%, 12/1/2024	40,000	40,298
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2024	385,000	385,000
Franklin County Industrial Development Authority Series 2020, Rev., 5.00%, 10/15/2024	25,000	25,091
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	2,140,000	2,186,852
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,965
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	3,060,000	3,145,049
Loudoun County Economic Development Authority
Series 2015, Rev., 5.00%, 12/1/2024	65,000	65,443
Series 2016 B, Rev., 5.00%, 12/1/2024	50,000	50,341
Series 2022A, Rev., 5.00%, 12/1/2024	30,000	30,204
Series 2020A, Rev., 5.00%, 12/1/2025	75,000	76,624
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	93,871
Prince William County Industrial Development Authority Series 2020 A, Rev., 5.00%, 10/1/2024	580,000	582,437
Upper Occoquan Sewage Authority Series 2014, Rev., 5.00%, 7/1/2025 (b)	370,000	375,920
Virginia College Building Authority Educational Facilities, 21st Century College and Equipment Programs
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	205,000	206,993
Series 2017 E, Rev., 5.00%, 2/1/2026	140,000	143,534
Series 2023 A, Rev., 5.00%, 2/1/2026	35,000	35,884
Series 2017 E, Rev., 5.00%, 2/1/2027	45,000	46,789
Series 2020 A, Rev., 5.00%, 2/1/2028	20,000	21,104
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2025	40,000	40,567
Virginia Commonwealth Transportation Board, Federal Highway Transportation Rev., GAN, 5.00%, 3/15/2028	70,000	72,345
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 3/15/2025	30,000	30,345
Rev., GAN, 5.00%, 3/15/2026	30,000	30,824
Virginia Commonwealth University Series 2020 A, Rev., 5.00%, 11/1/2026	55,000	56,820
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	45,610
Virginia Public Building Authority
Series 2015B, Rev., 5.00%, 8/1/2025	25,000	25,447
Series 2019A, Rev., 5.00%, 8/1/2025	70,000	71,251
Series B, Rev., 5.00%, 8/1/2025	190,000	193,396
Virginia Public Building Authority, Public Facilities Series C, Rev., 4.00%, 9/9/2024	25,000	25,007
Virginia Public School Authority Series 2021C, Rev., 5.00%, 8/1/2024	250,000	250,470
Virginia Public School Authority, Prince William County Series 2016, Rev., 5.00%, 8/1/2025	75,000	76,341
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2024	230,000	230,433
Virginia Resources Authority, Infrastructure Moral Obligation Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,003
Total Virginia		10,281,289
Washington — 2.2%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,164
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	1,000,000	974,587
Central Puget Sound Regional Transit Authority, Sales and Use Tax

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	235,000	240,170
Series 2015S-1, Rev., 5.00%, 11/1/2025	185,000	189,227
Central Washington University Rev., 4.00%, 5/1/2026	270,000	268,642
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	35,793
City of Olympia Series 2019, GO, 5.00%, 12/1/2024	60,000	60,388
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	25,162
City of Redmond Utility Series 2014, Rev., 5.00%, 12/1/2024 (b)	250,000	251,506
City of Redmond, Utility System Series 2014, Rev., 5.00%, 12/1/2024 (b)	1,600,000	1,609,639
City of Seattle Municipal Light and Power
Series 2015A, Rev., 5.00%, 5/1/2025	60,000	60,787
Series 2017 C, Rev., 5.00%, 9/1/2025	105,000	106,923
Series 2018 A, Rev., 5.00%, 1/1/2026	70,000	71,645
Series 2016B, Rev., 5.00%, 4/1/2026	145,000	148,976
Series 2020 A, Rev., 5.00%, 7/1/2026	85,000	87,548
City of Seattle, Limited Tax
Series 2015A, GO, 5.00%, 6/1/2025	70,000	71,074
Series 2020A, GO, 5.00%, 8/1/2025	25,000	25,440
City of Vancouver Series 2015B, GO, 5.00%, 12/1/2024	20,000	20,126
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	66,473
Clark County School District No. 37 Vancouver, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2024	245,000	246,573
County of King Sewer
Series 2015A, Rev., 5.00%, 1/1/2025 (b)	285,000	287,208
Series 2018 B, Rev., 5.00%, 7/1/2025	55,000	55,851
County of King, Limited Tax
Series 2017 A, GO, 5.00%, 6/1/2024	50,000	50,000
Series 2017 B, GO, 5.00%, 6/1/2024	25,000	25,000
Series 2015A, GO, 5.00%, 1/1/2025 (b)	200,000	201,492
Series 2015A, GO, 5.00%, 7/1/2026	50,000	50,419
Series 2017, GO, 5.00%, 7/1/2026	100,000	103,200
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	55,747
County of Kitsap Series 2015, GO, 5.00%, 6/1/2025	100,000	101,495
County of Pierce Series A, GO, 5.00%, 8/1/2024	20,000	20,036
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	60,365
County of Thurston Series 2016, GO, 5.00%, 12/1/2024	35,000	35,230
Energy Northwest
Series 2015-A, Rev., 5.00%, 7/1/2025	40,000	40,557
Series 2015C, Rev., 5.00%, 7/1/2025	115,000	116,600
Energy Northwest, Bonneville Power Administative Series 2016-A, Rev., 5.00%, 7/1/2025	335,000	339,661
Energy Northwest, Columbia Generating Station
Series 2018 A, Rev., 5.00%, 7/1/2024 (b)	95,000	95,071
Series A, Rev., 5.00%, 7/1/2024 (b)	85,000	85,064
Energy Northwest, Project 1
Series 2014C, Rev., 5.00%, 8/15/2024	90,000	90,185
Series 2014-C, Rev., 5.00%, 8/15/2024	185,000	185,381
Series 2024 B, Rev., 5.00%, 7/1/2026	3,580,000	3,690,931
Series 2015-A, Rev., 5.00%, 7/1/2027	30,000	30,415
Series 2024 B, Rev., 5.00%, 7/1/2027	1,500,000	1,571,479
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2025	25,000	25,348

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Franklin County School District No. 1 Pasco Series 2015, GO, 5.00%, 12/1/2024	45,000	45,274
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,050,376
FYI Properties Series 2019, Rev., 5.00%, 6/1/2026	300,000	308,044
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2024	565,000	565,000
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,170
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	90,000	90,591
King County Public Hospital District No. 2 Series 2015, GO, 5.00%, 12/1/2024 (b)	75,000	75,470
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax
Series 2015, GO, 5.00%, 12/1/2024 (b)	160,000	160,967
Series 2015B, GO, 5.00%, 12/1/2024 (b)	305,000	306,688
King County School District No. 210 Federal Way, Unlimited Tax Series 2015, GO, 4.00%, 12/1/2024	125,000	125,226
King County School District No. 401 Highline, Unlimited Tax
Series 2015, GO, 4.00%, 12/1/2024	50,000	50,066
Series 2017, GO, 5.00%, 12/1/2024	60,000	60,371
Series 2022B, GO, 5.00%, 12/1/2024	50,000	50,309
King County School District No. 403 Renton, Unlimited Tax
GO, 4.00%, 12/1/2024	95,000	95,172
Series 2017, GO, 4.00%, 12/1/2025	35,000	35,237
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2024	185,000	186,188
Series 2016, GO, 5.00%, 12/1/2024	25,000	25,161
King County School District No. 411 Issaquah, Unlimited Tax
GO, 5.00%, 12/1/2024	20,000	20,131
Series 2015, GO, 5.00%, 12/1/2024	20,000	20,131
Series 2022, GO, 5.00%, 12/1/2025	110,000	112,413
Kittitas County School District No. 401 Ellensburg Series 2015, GO, 5.00%, 12/1/2024	25,000	25,167
Pierce County School District No. 10 Tacoma Series 2014, GO, 5.25%, 12/1/2024 (b)	100,000	100,773
Pierce County School District No. 10 Tacoma, Unlimited Tax
Series 2012, GO, 5.00%, 12/1/2024	55,000	55,372
Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	291,414
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2024	75,000	75,463
Pierce County School District No. 401 Peninsula, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2024	160,000	161,066
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2025	140,000	142,195
Series 2016, Rev., 5.00%, 2/1/2026	130,000	132,969
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	231,294
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,620
Series A, Rev., 5.00%, 5/1/2027	20,000	20,809
Rev., 5.00%, 2/1/2028	80,000	81,602
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	74,138
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,581
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	96,689
Port of Tacoma, Limited Tax Series 2016 A, GO, 5.00%, 12/1/2024	20,000	20,132
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,291,578
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-123, Rev., VRDO, LOC : Royal Bank of Canada, 3.09%, 6/13/2024 (c) (e)	5,860,000	5,860,000
Snohomish County School District No. 15 Edmonds Series 2014, GO, 5.00%, 9/2/2024	40,000	40,107
Snohomish County School District No. 201 Snohomish Series 2016, GO, 5.00%, 12/1/2024	60,000	60,400

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Snohomish County School District No. 6 Mukilteo Series 2022, GO, 5.00%, 12/1/2024	55,000	55,388
State of Washington
Series 2019B, COP, 5.00%, 7/1/2024	20,000	20,017
Series 2020B, COP, 5.00%, 7/1/2024	45,000	45,039
Series 2020 D, COP, 5.00%, 7/1/2025	50,000	50,823
Series 2022 B, COP, 5.00%, 7/1/2025	90,000	91,481
Series 2019D, COP, 5.00%, 7/1/2026	100,000	102,986
Series R-2022C, GO, 4.00%, 7/1/2027	15,000,000	15,277,291
Series R-2015D, GO, 5.00%, 7/1/2028	20,000	20,157
State of Washington, Motor Vehicle Fuel Tax
Series 2019 B, GO, 5.00%, 6/1/2024	25,000	25,000
Series R-2020B, GO, 5.00%, 1/1/2025	100,000	100,742
Series R-2016C, GO, 5.00%, 7/1/2025	50,000	50,775
Series R-2015F, GO, 5.00%, 7/1/2027	20,000	20,165
Series R-2015F, GO, 5.00%, 7/1/2028	20,000	20,157
State of Washington, State and Local Agency Personal Property Series 2014B, COP, 5.00%, 7/1/2024	50,000	50,043
State of Washington, State and Local Agency Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2024	35,000	35,030
State of Washington, Various Purpose
Series R-2015G, GO, 4.00%, 7/1/2024	60,000	60,001
Series R-2015E, GO, 5.00%, 7/1/2024	25,000	25,020
Series 2018A, GO, 5.00%, 8/1/2024	40,000	40,069
Series R-2018C, GO, 5.00%, 8/1/2024	35,000	35,060
Series 2021C, COP, 5.00%, 1/1/2025	1,000,000	1,007,996
Series 2015B, GO, 5.00%, 2/1/2025	25,000	25,217
Series R-2022C, GO, 5.00%, 7/1/2025	30,000	30,465
Series 2017A, GO, 5.00%, 8/1/2025	20,000	20,346
Series 2020A, GO, 5.00%, 8/1/2025	70,000	71,211
Series R-2017 C, GO, 5.00%, 8/1/2025	50,000	50,865
Series R-2018 D, GO, 5.00%, 8/1/2025	55,000	55,952
Series R-2018C, GO, 5.00%, 8/1/2025	155,000	157,682
Series 2019 C, GO, 5.00%, 2/1/2026	150,000	153,895
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,832
Series R-2015C, GO, 5.00%, 7/1/2028	70,000	70,551
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2024	25,000	25,169
Series A, Rev., 5.00%, 12/1/2024	20,000	20,135
Series 2020C, Rev., 5.00%, 4/1/2026	25,000	25,711
Washington Economic Development Finance Authority, Washington Biomedical Research Properties Series A, Rev., 5.00%, 6/1/2024	50,000	50,000
Washington Health Care Facilities Authority
Series 2021, Rev., 5.00%, 12/1/2024 (e)	145,000	145,696
Series 2015, Rev., 5.00%, 7/1/2025 (b)	75,000	75,962
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,008
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	560,000	565,864
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2024	1,055,000	1,055,215
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,033,507
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	500,000	503,482

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,100,000	1,131,699
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	6,530,000	6,718,176
Whatcom County School District No. 501 Bellingham Series 2023, GO, 5.00%, 12/1/2024	35,000	35,223
Whitman County School District No. 267 Pullman, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2024	35,000	35,233
Yelm Community School District No. 2 Series 2019, GO, 5.00%, 12/1/2024	50,000	50,333
Total Washington		58,424,601
West Virginia — 0.1%
State of West Virginia
Series 2018 B, GO, 5.00%, 6/1/2024	40,000	40,000
Series 2015A, GO, 5.00%, 6/1/2025	130,000	131,947
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	125,000
Series 2012A, Rev., 5.00%, 6/1/2025	805,000	808,230
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	92,955
West Virginia Hospital Finance Authority Series 2016A, Rev., 5.00%, 6/1/2025	345,000	348,803
West Virginia Water Development Authority Series 2016 A, Rev., 5.00%, 10/1/2024	125,000	125,382
Total West Virginia		1,672,317
Wisconsin — 0.7%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	460,000	450,751
City of Madison Sewer System Series 2020-D, Rev., 5.00%, 12/1/2024	100,000	100,650
City of Madison, Promissory Notes Series 2016A, GO, 4.00%, 10/1/2024	20,000	20,004
City of Watertown Rev., 4.00%, 10/1/2025	1,225,000	1,222,794
City of Waukesha Series 2023B, GO, 5.00%, 10/1/2024	180,000	180,635
County of Milwaukee Series 2019 A, GO, 5.00%, 10/1/2024	675,000	677,558
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	99,720
Public Finance Authority, Rose Villa Project Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	2,550,000	2,566,876
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2024	20,000	20,106
Series 2014-4, GO, 5.00%, 5/1/2025	90,000	90,505
Series 2019 A, Rev., 5.00%, 5/1/2025 (b)	35,000	35,465
Series 2016-1, GO, 5.00%, 11/1/2025	50,000	50,645
Series 2016-2, GO, 5.00%, 11/1/2025	290,000	296,354
Series 2017-2, GO, 5.00%, 11/1/2025	25,000	25,548
Series 2017 B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,582
Series 2024 1, GO, 5.00%, 5/1/2026	30,000	30,903
Series 2016A, GO, 5.00%, 5/1/2027	50,000	50,608
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 2015-1, Rev., 5.00%, 6/1/2024 (b)	585,000	585,000
Series 20161, Rev., 5.00%, 6/1/2024 (b)	660,000	660,000
State of Wisconsin Environmental Improvement Fund
Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	145,000	147,138
Series 2017 A, Rev., 5.00%, 6/1/2027	75,000	76,011
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2025	580,000	588,743
Wauwatosa School District Series 2019B, GO, 5.00%, 9/1/2024	65,000	65,163
Wisconsin Department of Transportation
Series 2017 2, Rev., 5.00%, 7/1/2024	50,000	50,043

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2015- 1, Rev., 5.00%, 7/1/2026	65,000	65,961
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (c)	2,640,000	2,659,095
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	450,000	458,450
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,005,000	1,024,319
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	1,085,000	1,089,176
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2029	400,000	408,901
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	410,000	412,041
Series 2019A, Rev., 5.00%, 11/15/2024	300,000	301,494
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,097,748
Series 2016A, Rev., 5.00%, 11/15/2028	95,000	97,103
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Rev., 5.00%, 6/1/2026	160,000	160,049
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	68,129
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,681
Rev., 4.00%, 8/15/2025 (b)	780,000	779,366
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2024	270,000	270,843
Series 2014A, Rev., 5.00%, 12/1/2025	825,000	827,813
Total Wisconsin		18,856,971
Total Municipal Bonds (Cost $2,546,803,756)		2,539,081,931
	SHARES
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (g) (h) (Cost $99,124,363)	99,122,633	99,132,546
Total Investments — 99.8% (Cost $2,645,928,119)		2,638,214,477
Other Assets Less Liabilities — 0.2%		4,938,737
NET ASSETS — 100.0%		2,643,153,214

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,539,081,931	$—	$2,539,081,931
Short-Term Investments
Investment Companies	99,132,546	—	—	99,132,546
Total Investments in Securities	$99,132,546	$2,539,081,931	$—	$2,638,214,477

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$187,008,251	$340,122,623	$427,991,556	$(3,757)	$(3,015)	$99,132,546	99,122,633	$1,392,216	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.